UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (43.0%)
$25,000	Banc of America Securities (dated 03/31/10; proceeds $25,000,007; fully collateralized by Federal National Mortgage Assoc. 0.00% due 05/15/19, Federal Home Loan Bank 4.625% due 02/18/11, Federal Home Loan Mortgage Corp. 0.00% - 5.75% due 08/24/10 - 07/15/24, Tennessee Valley Authority 0.00% - 7.125% due 05/01/10 - 09/15/39; valued at $25,629,884)	0.01%	04/01/10	$25,000,000
14,846	Barclays Capital LLC (dated 03/31/10; proceeds $14,846,004; fully collateralized by Government National Mortgage Assoc. 5.50% due 12/15/39; valued at $15,291,381)	0.01	04/01/10	14,846,000
25,000	BNP Paribas Securities (dated 03/31/10; proceeds $25,000,007; fully collateralized by Federal National Mortgage Assoc. 2.58% - 5.97% due 10/01/31 - 03/01/38, Federal National Mortgage Corp. 4.97% - 6.04% due 12/01/33 - 03/01/37; valued at $25,750,000)	0.01	04/01/10	25,000,000
	Total Repurchase Agreements (Cost $64,846,000)			64,846,000

	Commercial Paper (29.8%)
	International Banks
7,000	Abbey National N.A. LLC	0.16	04/06/10	6,999,844
3,000	Atlantis One Funding (a)	0.20	04/01/10	3,000,000
4,000	Barclays Bank PLC - NY	0.15	04/01/10	4,000,000
5,000	BNP Paribas	0.22	04/23/10	4,999,328
4,500	BPCE SA (a)	0.52-0.59	09/13/10- 10/04/10	4,488,037
5,000	Credit Agricole CIB N.A.	0.17	04/01/10	5,000,000
7,000	Intesa Funding LLC	0.19-0.23	04/01/10- 04/23/10	6,999,578
6,500	Lloyds TSB Bank PLC	0.55	04/15/10	6,498,610
3,000	Nordea Bank AB	0.19	04/28/10	2,999,573
	Total Commercial Paper (Cost $44,984,970)			44,984,970

	Certificates of Deposit (15.9%)
	International Banks
6,000	Credit Industriel et Commercial	0.32	07/01/10	6,000,000
7,000	Royal Bank of Scotland PLC	0.21	04/15/10	7,000,000
6,000	Skandinaviska Enskilda Banken AB	0.29	04/30/10	6,000,000
5,000	UniCredit SpA	0.24	04/22/10	5,000,000
	Total Certificates of Deposit (Cost $24,000,000)			24,000,000

	Floating Rate Notes (11.3%)
	International Banks (5.3%)
3,000	Barclays Bank PLC - NY	0.36(b)	04/15/10(c)	3,000,000
5,000	Societe Generale N.Y., Inc.	0.55(b)	05/05/10(c)	5,000,000
				8,000,000
	U.S. Government Agency (6.0%)
9,000	Federal Home Loan Bank	0.06(b)	05/08/10(c)	8,997,666
	Total Floating Rate Notes (Cost $16,997,666)			16,997,666

	Total Investments (Cost $150,828,636) (d)		100.0%	150,828,636
	Liabilities in Excess of Other Assets		0.0	(43,648)
	Net Assets		100.0%	$150,784,988

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at March 31, 2010.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Short-Term Investments
Repurchase Agreements	$64,846,000	—	$64,846,000	—
Commercial Paper	44,984,970	—	44,984,970	—
Certificates of Deposit	24,000,000	—	24,000,000	—
Floating Rate Notes - Corporate	8,000,000	—	8,000,000	—
Floating Rate Notes - U.S. Government Agency	8,997,666	—	8,997,666	—
Total	$150,828,636	—	$150,828,636	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (49.0%)
	Aerospace/Defense (0.5%)
$400	BAE Systems Holdings, Inc. (144A) (a)	4.75%	08/15/10	$405,456

	Agricultural Operations (0.4%)
260	Bunge Ltd. Finance Corp.	5.35	04/15/14	271,633

	Auto - Cars/Light Trucks (0.5%)
360	Daimler Finance North America LLC	7.30	01/15/12	392,166

	Auto - Medium & Heavy Duty Trucks (0.1%)
100	PACCAR, Inc.	6.375	02/15/12	108,630

	Brewery (0.5%)
170	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	2.50	03/26/13	170,450
205	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	5.375	11/15/14	222,264
				392,714
	Building Societies (0.4%)
270	Nationwide Building Society (144A) (United Kingdom) (a)	4.65	02/25/15	269,579

	Cable/Satellite TV (1.1%)
335	Comcast Cable Holdings LLC	9.80	02/01/12	380,201
220	DirecTV Holdings LLC / Financing Co., Inc. (144A) (a)	4.75	10/01/14	230,387
200	Time Warner Cable, Inc.	8.25	02/14/14	234,880
				845,468
	Commercial Banks (0.5%)
340	Credit Suisse (Switzerland)	5.50	05/01/14	370,406

	Commercial Banks - Non-U.S. (10.5%)
315	Barclays Bank PLC (United Kingdom)	2.50	01/23/13	315,588
900	Commonwealth Bank of Australia (144A) (Australia) (a)	2.50	12/10/12	916,558
575	Commonwealth Bank of Australia (144A) (Australia) (a)	2.75	10/15/12	583,873
250	National Australia Bank Ltd. (144A) (Australia) (a)	5.35	06/12/13	269,640
365	Nordea Bank AB (144A) (Sweden) (a)	2.50	11/13/12	368,685
2,300	Royal Bank of Scotland PLC (The) (144A) (United Kingdom) (a)	2.625	05/11/12	2,349,418
380	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875	03/16/15	380,320
320	Svenska Handelsbanken AB (144A) (Sweden) (a)	2.875	09/14/12	326,254
1,545	Swedbank AB (144A) (Sweden) (a)	2.90	01/14/13	1,583,560
810	Westpac Securities NZ Ltd. (144A) (New Zealand) (a)	2.50	05/25/12	827,067
				7,920,963
	Commercial Banks - Southern U.S. (0.5%)
385	BB&T Corp.	3.10	07/28/11	392,968

	Data Processing Services (0.5%)
370	Fiserv, Inc.	6.125	11/20/12	402,937

	Diversified Financial Services (4.0%)
580	Citigroup, Inc. (b)	6.50	08/19/13	625,722
700	General Electric Capital Corp. (Series A)	5.45	01/15/13	758,004
265	General Electric Capital Corp.	5.90	05/13/14	291,833
405	Goldman Sachs Group, Inc. (The)	5.25	10/15/13	435,696
325	Goldman Sachs Group, Inc. (The)	6.875	01/15/11	340,302
515	JPMorgan Chase & Co.	5.375	10/01/12	557,616
				3,009,173
	Diversified Minerals (0.6%)
235	BHP Billiton Finance USA Ltd. (Australia)	8.50	12/01/12	274,603

$190	Rio Tinto Finance USA Ltd. (Australia)	5.875%	07/15/13	$209,004
				483,607
	Electric - Distribution (0.5%)
355	Detroit Edison Co. (The)	6.125	10/01/10	364,264

	Electric - Integrated (2.4%)
205	Columbus Southern Power Co. (Series E)	4.40	12/01/10	208,306
380	Dominion Resources, Inc.	5.70	09/17/12	411,997
350	Enel Finance International SA (144A) (a)	3.875	10/07/14	354,913
215	Firstenergy Solutions Corp.	4.80	02/15/15	220,273
405	Ohio Power Co.	0.431(c)	04/05/10	405,000
215	PPL Energy Supply LLC	6.30	07/15/13	235,877
				1,836,366
	Electronic Connectors (0.2%)
140	Amphenol Corp.	4.75	11/15/14	144,165

	Electronic Measuring Instrument (0.5%)
385	Agilent Technologies, Inc.	4.45	09/14/12	403,699

	Finance - Auto Loans (0.6%)
395	American Honda Finance Corp. (MTN) (144A) (a)	2.752(c)	06/02/11	403,113
30	Nissan Motor Acceptance Corp. (144A) (a)	3.25	01/30/13	30,319
				433,432
	Finance - Consumer Loans (1.0%)
695	HSBC Finance Corp.	6.75	05/15/11	730,716

	Finance - Credit Card (1.8%)
475	American Express Co.	7.25	05/20/14	538,787
750	MBNA Corp.	6.125	03/01/13	805,973
				1,344,760
	Finance - Investment Banker/Broker (1.1%)
200	Credit Suisse USA, Inc.	6.125	11/15/11	214,943
260	Merrill Lynch & Co., Inc.	5.45	02/05/13	275,263
365	TD Ameritrade Holding Corp.	2.95	12/01/12	368,525
				858,731
	Food - Miscellaneous/Diversified (0.8%)
215	ConAgra Foods, Inc.	5.875	04/15/14	236,258
345	Kraft Foods, Inc.	6.75	02/19/14	388,279
				624,537
	Food - Retail (0.3%)
225	Kroger Co. (The)	7.50	01/15/14	260,023

	Life/Health Insurance (1.4%)
350	Monumental Global Funding III (144A) (a)	5.25	01/15/14	372,522
325	Principal Life Income Funding Trusts (MTN)	5.15	06/17/11	336,792
315	Prudential Financial, Inc. (MTN)	3.625	09/17/12	324,148
				1,033,462
	Media (0.4%)
250	Time Warner, Inc.	6.875	05/01/12	275,123

	Medical - Biomedical/Genetics (0.7%)
325	Biogen Idec, Inc.	6.00	03/01/13	351,731
180	Genentech, Inc.	4.40	07/15/10	182,035
				533,766
	Medical - HMO (0.2%)
185	UnitedHealth Group, Inc.	5.25	03/15/11	192,149

	Money Center Banks (0.7%)
500	Lloyds TSB Bank PLC (144A) (United Kingdom) (a)	2.80	04/02/12	510,227

	Mortgage Banks (0.8%)
$575	Abbey National Treasury Services PLC (144A) (United Kingdom) (a)	3.875%	11/10/14	$572,351

	Multi-line Insurance (0.7%)
515	MetLife Global Funding I (144A) (a)(d)	5.75	07/25/11	536,669

	Office Automation & Equipment (0.3%)
210	Xerox Corp.	8.25	05/15/14	244,052

	Oil Companies - Exploration & Production (1.0%)
335	Devon Financing Corp. ULC (Canada)	6.875	09/30/11	361,598
350	EOG Co. of Canada (144A) (Canada) (a)	7.00	12/01/11	382,272
				743,870
	Pharmacy Services (0.5%)
350	Medco Health Solutions, Inc.	7.25	08/15/13	396,024

	Pipelines (1.5%)
180	Enterprise Products Operating LLC (Series B)	7.50	02/01/11	188,451
225	Enterprise Products Operating LLC (Series O)	9.75	01/31/14	273,440
320	Plains All American Pipeline LP / PAA Finance Corp.	4.25	09/01/12	332,650
305	Spectra Energy Capital LLC (e)	5.90	09/15/13	333,257
				1,127,798
	REIT - Regional Malls (0.2%)
110	Simon Property Group LP	6.75	05/15/14	120,456

	Retail - Drug Store (0.2%)
180	CVS Caremark Corp.	5.75	08/15/11	190,350

	Retail - Restaurants (0.3%)
185	Yum! Brands, Inc.	8.875	04/15/11	198,459

	Special Purpose Banks (2.9%)
1,530	Kreditanstalt fuer Wiederaufbau (Series G) (Germany)	2.25	04/16/12	1,562,116
577	Societe Financement de l’Economie Francaise (144A) (France) (a)	3.375	05/05/14	599,225
				2,161,341
	Special Purpose Entity (0.7%)
250	Harley-Davidson Funding Corp. (144A) (a)	5.25	12/15/12	261,041
260	Xlliac Global Funding (144A) (a)	4.80	08/10/10	262,614
				523,655
	Steel - Producers (0.3%)
190	ArcelorMittal (Luxembourg)	9.00	02/15/15	227,151

	Super-Regional Banks - U.S. (2.4%)
405	Bank One Corp.	5.25	01/30/13	435,546
370	Capital One Financial Corp. (MTN)	5.70	09/15/11	386,839
195	U.S. Bancorp	4.20	05/15/14	204,785
750	Wells Fargo & Co. (Series I)	3.75	10/01/14	759,864
				1,787,034
	Telecommunication Services (1.0%)
150	Verizon Global Funding Corp.	7.25	12/01/10	156,537
500	Verizon Global Funding Corp.	7.375	09/01/12	566,529
				723,066
	Telephone - Integrated (2.7%)
350	AT&T, Inc.	4.95	01/15/13	376,212
395	BellSouth Corp.	6.00	10/15/11	422,948
175	British Telecommunications PLC (United Kingdom)	9.125(c)	12/15/10	184,836
300	Deutsche Telekom International Finance BV (Netherlands)	8.50	06/15/10	304,451
505	Telecom Italia Capital SA (Luxembourg)	4.875	10/01/10	513,875

$220	Telefonica Europe BV (Netherlands)	7.75%	09/15/10	$226,675
				2,028,997
	Tobacco (0.5%)
350	Altria Group, Inc.	7.75	02/06/14	400,641

	Transport - Rail (0.3%)
230	Union Pacific Corp.	6.50	04/15/12	251,242
	Total Corporate Bonds (Cost $36,490,421)			37,044,276

	Foreign Government Obligation (2.1%)
1,508	Denmark Government International Bond (Series E) (Denmark) (Cost $1,548,014)	2.75	11/15/11	1,555,478

	U.S. Government Agencies & Obligations (24.8%)
	Commercial Banks - Central U.S. - FDIC Guaranteed (3.6%)
2,600	KeyBank NA	3.20	06/15/12	2,701,608

	Diversified Financial Services - FDIC Guaranteed (6.3%)
500	Bank of America Corp.	2.10	04/30/12	509,465
1,960	Citigroup, Inc. (b)	2.125	04/30/12	1,996,889
700	Goldman Sachs Group, Inc. (The)	3.25	06/15/12	730,274
1,500	JPMorgan Chase & Co.	3.125	12/01/11	1,552,760
				4,789,388
	Super-Regional Banks - U.S. - FDIC Guaranteed (5.0%)
3,710	PNC Funding Corp.	2.30	06/22/12	3,796,217

	U.S. Government Agency (0.9%)
700	FDIC Structured Sale Guaranteed Notes Ser. A-1 (144A) (a)	0.00	10/25/11	688,132

	U.S. Government Obligations (9.0%)
2,296	U.S. Treasury Bonds	6.00	02/15/26	2,708,564
	U.S. Treasury Notes
1,000		0.75	11/30/11	998,946
2,300		3.25	12/31/16	2,303,774
750		3.25	03/31/17	749,297
				6,760,581
	Total U.S. Government Agencies & Obligations (Cost $18,647,045)			18,735,926

	U.S. Government Agencies - Mortgage-Backed Securities (2.0%)
	Federal Home Loan Mortgage Corp. (ARM) (0.5%)
150		5.528	01/01/38	158,046
166		6.035	02/01/37	176,115
				334,161
	Federal National Mortgage Assoc. (0.9%)
478		6.50	01/01/32–11/01/33	527,070
162		7.00	08/01/29–06/01/32	181,352
				708,422
	Federal National Mortgage Assoc. (ARM) (0.6%)
329		5.738	12/01/36	345,682
133		5.777	03/01/38	139,131
				484,813
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $1,491,135)			1,527,396

	Asset-Backed Securities (16.7%)
425	Ally Auto Receivables Trust	1.45	05/15/14	424,958
675	American Express Credit Account Master Trust 2009-2 A	1.48(c)	03/15/17	701,725
276	ARI Fleet Lease Trust 2010-A A (144A) (a)	1.68(c)	08/15/18	276,352
1,023	Bank of America Auto Trust 2009-1A A2 (144A) (a)	1.70	12/15/11	1,027,230

$18	Capital Auto Receivables Asset Trust 2008-2 A2B	1.15%(c)	03/15/11	$17,836
88	Capital Auto Receivables Asset Trust 2007-3 A3A	5.02	09/15/11	89,365
807	Capital One Multi-Asset Execution Trust 2005-A10 A	0.31(c)	09/15/15	799,161
275	Chesapeake Funding LLC 2009-1 A (144A) (a)	2.23(c)	12/15/20	276,659
325	Chrysler Financial Auto Securitization Trust 2009-A A2	1.85	06/15/11	326,630
600	Citibank Credit Card Issuance Trust 2009-A5 A5 (b)	2.25	12/23/14	603,897
700	CNH Equipment Trust 2010-A A3	1.54	07/15/14	699,896
850	Discover Card Master Trust 2009-A1 A1	1.53(c)	12/15/14	858,951
700	Ford Credit Auto Owner Trust 2009-E A3	1.51	01/15/14	703,265
775	Ford Credit Floorplan Master Owner Trust 2009-2 A	1.78(c)	09/15/14	777,410
1,150	GE Capital Credit Card Master Note Trust 2009-1 A	2.33(c)	04/15/15	1,177,485
440	Harley-Davidson Motorcycle Trust 2009-4 A3	1.87	02/15/14	444,155
350	Honda Auto Receivables Owner Trust 2009-3 A2	1.50	08/15/11	351,326
750	Huntington Auto Trust 2009-1A A3 (144A) (a)	3.94	06/17/13	770,809
425	MMAF Equipment Finance LLC 2009-AA A3 (144A) (a)	2.37	11/15/13	426,098
525	MMCA Automobile Trust 2010-A A3 (144A) (a)	1.39	01/15/14	525,000
775	Nissan Auto Lease Trust 2009-B A3	2.07	01/15/15	785,883
200	Nissan Master Owner Trust Receivables 2010-AA A (144A) (a)	1.38(c)	01/15/15	200,708
371	Wheels SPV LLC 2009-1 A (144A) (a)	1.78(c)	03/15/18	371,762
	Total Asset-Backed Securities (Cost $12,536,093)			12,636,561

	Collateralized Mortgage Obligation (0.6%)
	U.S. Government Agency
	Federal Home Loan Mortgage Corp. (Cost $425,809)			452,251

	Commercial Mortgage-Backed Securities (0.9%)
	Private Issues
220	Bear Stearns Commercial Mortgage Securities 2004-T14 A4	5.20(c)	01/12/41	230,672
230	LB-UBS Commercial Mortgage Trust 2004-C2 A4	4.367	03/15/36	231,717
190	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4	5.239(c)	07/15/41	195,521
	Total Commercial Mortgage-Backed Securities (Cost $653,835)			657,910

	Short-Term Investments (3.3%)
	U.S. Government Obligation (f) (1.2%)
905	U.S. Treasury Bill (Cost $904,867)	0.152	05/06/10	904,867

NUMBER OF SHARES (000)
	Investment Company (g) (2.1%)
1,590	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,589,746)		1,589,746

	Total Short-Term Investments (Cost $2,494,613)		2,494,613
	Total Investments (Cost $74,286,965) (h)(i)	99.4%	75,104,411
	Other Assets in Excess of Liabilities	0.6	448,060
	Net Assets	100.0%	$75,552,471

ARM	Adjustable Rate Mortgage. Interest rate in effect as of March 31, 2010.
FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
(a)	Resale is restricted to qualified institutional investors.

(b)

For the three months ended March 31, 2010, the cost of purchases and the proceeds from sales of Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, was $625,031 and $621,420, respectively, including net realized gain of $26,715.

(c)	Floating rate security. Rate shown is the rate in effect at March 31, 2010.
(d)	For the three months ended March 31, 2010, there were no transactions in MetLife Global Funding I, an affiliate of the Fund.
(e)	Security purchased on a when-issued basis.
(f)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts.
(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with securities purchased on a when issued basis, open futures and swap contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
134	Long	U.S. Treasury Notes 5 Year, June 2010	$15,389,063	$(74,429)
16	Long	U.S. Treasury Notes 10 Year, June 2010	1,860,000	(8,096)
203	Short	U.S. Treasury Notes 2 Year, June 2010	(44,041,483)	56,196
		Net Unrealized Depreciation		$(26,329)

Interest Rate Swap Contracts Open at March 31, 2010:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3 Month LIBOR	Receive	2.625	03/11/15	$8,020	$26,145
Credit Suisse Group	3 Month LIBOR	Receive	4.386	12/23/39	577	11,528
Credit Suisse Group***	3 Month LIBOR	Pay	5.086	12/23/19	2,400	(3,672)
Deutsche Bank AG***	3 Month LIBOR	Pay	4.40	10/01/16	7,913	(40,910)
Deutsche Bank AG***	3 Month LIBOR	Receive	4.41	10/03/18	4,258	50,457
Deutsche Bank AG	3 Month LIBOR	Receive	2.654	03/26/15	4,030	10,760
Deutsche Bank AG	3 Month LIBOR	Receive	2.898	01/11/15	1,790	(21,265)
UBS AG	3 Month LIBOR	Receive	2.841	01/08/15	260	(2,470)
		Net Unrealized Appreciation				$30,573

Zero Coupon Swap Contracts Open at March 31, 2010:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank^	1,590	3 Month LIBOR	Receive	11/15/19	$(101,363)
Barclays Bank^^	1,590	3 Month LIBOR	Pay	11/15/19	(65,692)
Deutsche Bank AG^^	1,100	3 Month LIBOR	Pay	11/15/21	(57,782)
Deutsche Bank AG^	1,100	3 Month LIBOR	Receive	11/15/21	(41,095)
JPMorgan Chase Bank N.A. New York^	705	3 Month LIBOR	Receive	11/15/19	(39,290)
JPMorgan Chase Bank N.A. New York^	1,190	3 Month LIBOR	Receive	11/15/20	(75,191)
JPMorgan Chase Bank N.A. New York^	2,260	3 Month LIBOR	Receive	11/15/22	44,912
	Net Unrealized Depreciation				$(335,501)

LIBOR — London Interbank Offered Rate

^	Portfolio will make payments of $616,586, $474,412, $267,984, $503,070, and $895,625, respectively on termination date.
^^	Portfolio will receive payments of $436,614 and $367,331, respectively, on termination date.
***	Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions  in determining the fair value of investments.  Factors considered in making this  determination may include, but are not limited to, information obtained by contacting  the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),  analysis of the issuer’s financial statements or other available documents and, if  necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Corporate Bonds	$37,044,276	—	$37,044,276	—
Foreign Government Obligation	1,555,478	—	1,555,478	—
U.S. Government Agencies & Obligations	18,735,926	—	18,735,926	—
U.S. Government Agencies - Mortgage-Backed Securities	1,527,396	—	1,527,396	—
Asset-Backed Securities	12,636,561	—	12,636,561	—
Collateralized Mortgage Obligation	452,251	—	452,251	—
Commercial Mortgage-Backed Securities	657,910	—	657,910	—
Short-Term Investments
U.S. Government Obligation	904,867	—	904,867	—
Investment Company	1,589,746	$1,589,746	—	—
Total Short-Term Investments	2,494,613	1,589,746	904,867	—
Futures	56,196	56,196	—	—
Interest Rate Swaps	98,890	—	98,890	—
Zero Coupon Swaps	44,912	—	44,912	—
Total	$75,304,409	$1,645,942	$73,658,467	—

Liabilities:
Futures	$(82,525)	$(82,525)	—	—
Interest Rate Swaps	(68,317)	—	$(68,317)	—
Zero Coupon Swaps	(380,413)	—	(380,413)	—
Total	$(531,255)	$(82,525)	$(448,730)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (94.8%)
	Advertising Agencies (0.2%)
$490	Omnicom Group, Inc.	6.25%	07/15/19	$531,750

	Advertising Services (0.6%)
1,195	WPP Finance (United Kingdom)	8.00	09/15/14	1,374,343

	Agricultural Chemicals (1.3%)
895	Agrium, Inc. (Canada)	6.75	01/15/19	993,122
1,500	Mosaic Co. (The) (144A) (a)	7.625	12/01/16	1,646,041
555	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	546,359
				3,185,522
	Agricultural Operations (0.3%)
580	Bunge Ltd. Finance Corp.	8.50	06/15/19	675,366

	Airlines (0.4%)
1,007	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	886,253

	Appliances (0.2%)
450	Whirlpool Corp.	8.60	05/01/14	522,698

	Auto - Cars/Light Trucks (0.2%)
395	Daimler Finance North America LLC	8.50	01/18/31	483,531

	Beverages - Wine/Spirits (0.4%)
610	Bacardi Ltd. (144A) (Bermuda) (a)	8.20	04/01/19	732,361
165	Constellation Brands, Inc.	7.25	09/01/16	170,363
				902,724
	Biotechnology (0.3%)
790	Biogen Idec, Inc.	6.875	03/01/18	867,132

	Brewery (0.8%)
510	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	5.375	11/15/14	552,950
420	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	6.875	11/15/19	483,110
85	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	8.20	01/15/39	109,970
700	FBG Finance Ltd. (144A) (Australia) (a)	5.125	06/15/15	738,731
				1,884,761
	Broadcast Service/Program (0.1%)
280	Grupo Televisa SA (Mexico)	6.00	05/15/18	290,755

	Building - Residential/Commercial (0.7%)
1,675	Toll Brothers Finance Corp.	6.75	11/01/19	1,695,412

	Building Product - Cement/Aggregation (0.8%)
820	CRH America, Inc.	6.00	09/30/16	882,256
480	CRH America, Inc.	8.125	07/15/18	566,127
545	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (a)	6.00	12/30/19	567,022
				2,015,405
	Building Societies (1.1%)
2,655	Nationwide Building Society (144A) (United Kingdom) (a)	6.25	02/25/20	2,712,082

	Cable/Satellite TV (1.0%)
560	COX Communications, Inc. (144A) (a)	8.375	03/01/39	702,579
320	CSC Holdings LLC	7.625	07/15/18	336,000
735	DIRECTV Holdings LLC / Financing Co., Inc. (144A) (a)	5.875	10/01/19	766,295
620	DIRECTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	695,258
				2,500,132
	Capital Markets (2.7%)
4,870	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	5,160,992
1,565	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	1,567,899
				6,728,891

	Cellular Telephone (0.3%)
$810	Vodafone Group PLC (United Kingdom)	5.625%	02/27/17	$868,000

	Commercial Banks - Eastern U.S. (0.9%)
715	Discover Bank/Greenwood	8.70	11/18/19	784,415
760	PNC Bank NA	6.00	12/07/17	807,353
455	PNC Funding Corp.	6.70	06/10/19	509,311
				2,101,079
	Commercial Banks - Non-U.S. (3.6%)
545	Barclays Bank PLC (144A) (United Kingdom) (a)	6.05	12/04/17	562,899
1,495	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	1,656,765
750	Credit Suisse (Switzerland)	5.30	08/13/19	770,498
280	Credit Suisse (Switzerland)	6.00	02/15/18	296,924
290	Credit Suisse AG (Switzerland)	5.40	01/14/20	292,818
1,675	HBOS PLC (144A) (United Kingdom) (a)	6.75	05/21/18	1,541,322
260	Rabobank Nederland N.V. (144A) (Netherlands) (a)	11.00(b)	06/29/49(c)	335,564
925	Royal Bank of Scotland Group PLC (United Kingdom)	6.40	10/21/19	926,402
1,175	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875	03/16/15	1,175,988
1,325	Westpac Banking Corp. (Australia)	4.20	02/27/15	1,365,424
				8,924,604
	Commercial Banks - Southern U.S. (0.3%)
805	Regions Financial Corp.	7.75	11/10/14	847,789

	Commercial Services & Supplies (0.4%)
1,105	Waste Management, Inc.	6.125	11/30/39	1,100,377

	Communications Equipment (0.3%)
650	Cisco Systems, Inc.	5.90	02/15/39	662,213

	Consumer Finance (0.3%)
525	American Express Co.	8.125	05/20/19	636,945

	Consumer Products - Miscellaneous (0.2%)
460	Fortune Brands, Inc.	6.375	06/15/14	503,881

	Containers - Paper/Plastic (0.2%)
515	Sealed Air Corp. (144A) (a)	7.875	06/15/17	559,974

	Diversified Financial Services (9.6%)
1,115	Bank of America Corp. (Series L)	5.65	05/01/18	1,129,826
1,865	Bank of America Corp.	5.75	12/01/17	1,915,083
795	Bank of America Corp.	7.625	06/01/19	910,905
1,735	Citigroup, Inc. (d)	5.875	05/29/37	1,567,867
480	Citigroup, Inc. (d)	6.125	05/15/18	491,238
785	Citigroup, Inc. (d)	8.125	07/15/39	908,974
4,820	Citigroup, Inc. (d)	8.50	05/22/19	5,635,057
795	Credit Agricole SA (144A) (France) (a)	8.375(b)	10/29/49(c)	864,563
285	General Electric Capital Corp.	5.50	01/08/20	291,322
1,980	General Electric Capital Corp.	5.625	05/01/18	2,072,476
75	General Electric Capital Corp. (MTN)	5.875	01/14/38	71,543
6,075	General Electric Capital Corp. (Series G)	6.00	08/07/19	6,430,770
1,300	UBS AG/Stamford Branch (Switzerland)	5.875	12/20/17	1,348,442
				23,638,066
	Diversified Manufactured Operation (0.8%)
255	Bombardier, Inc. (144A) (Canada) (a)	7.50	03/15/18	267,112
505	Bombardier, Inc. (144A) (Canada) (a)	7.75	03/15/20	530,250
1,150	Tyco Electronics Group SA (Luxembourg)	5.95	01/15/14	1,240,519
				2,037,881
	Diversified Minerals (1.9%)
600	Anglo American Capital PLC (144A) (United Kingdom) (a)	9.375	04/08/19	765,458

$1,410	Rio Tinto Finance USA Ltd. (Australia)	9.00%	05/01/19	$1,812,613
475	Teck Resources Ltd. (Canada)	10.25	05/15/16	567,625
650	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	674,465
595	Vale Overseas Ltd. (Cayman Islands)	6.875	11/21/36	617,045
345	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	359,196
				4,796,402
	Diversified Telecommunication Services (2.7%)
2,730	AT&T Corp.	8.00	11/15/31	3,328,361
1,855	AT&T, Inc.	6.15	09/15/34	1,838,246
1,015	Verizon Communications, Inc.	8.95	03/01/39	1,380,717
				6,547,324
	Electric - Generation (0.7%)
1,610	AES Corp. (The)	8.00	06/01/20	1,612,012

	Electric - Integrated (5.1%)
775	CMS Energy Corp.	6.25	02/01/20	769,687
65	CMS Energy Corp.	6.30	02/01/12	68,182
775	Consumers Energy Co.	5.80	09/15/35	765,627
435	Dominion Resources, Inc.	7.00	06/15/38	497,537
645	DTE Energy Co.	7.625	05/15/14	734,437
800	Entergy Gulf States Louisiana LLC	5.59	10/01/24	818,796
2,650	Exelon Generation Co. LLC	6.25	10/01/39	2,688,735
975	FirstEnergy Solutions Corp.	6.80	08/15/39	957,631
150	NiSource Finance Corp.	6.125	03/01/22	156,832
965	NiSource Finance Corp.	6.80	01/15/19	1,050,819
200	Ohio Power Co. (Series 1)	5.375	10/01/21	204,595
1,510	PPL Energy Supply LLC	6.50	05/01/18	1,611,519
230	Progress Energy, Inc.	7.05	03/15/19	259,969
710	Southwestern Public Service Co. (Series G)	8.75	12/01/18	886,126
710	Virginia Electric & Power Co.	8.875	11/15/38	989,694
				12,460,186
	Electric Utilities (0.4%)
975	FirstEnergy Solutions Corp.	6.05	08/15/21	978,248

	Electronic Equipment, Instruments & Components (0.7%)
675	Agilent Technologies, Inc.	5.50	09/14/15	724,426
545	Corning, Inc.	6.625	05/15/19	605,545
290	Corning, Inc.	7.25	08/15/36	311,655
				1,641,626
	Enterprise Software/Service (0.0%)
90	CA, Inc.	5.375	12/01/19	91,141

	Finance - Auto Loans (0.2%)
460	Nissan Motor Acceptance Corp. (144A) (a)	4.50	01/30/15	461,654

	Finance - Consumer Loans (0.3%)
785	American General Finance Corp. (Series H)	4.625	09/01/10	783,893

	Finance - Credit Card (1.3%)
1,995	American Express Credit Corp. (Series C)	7.30	08/20/13	2,240,906
780	Capital One Bank USA NA	8.80	07/15/19	944,001
				3,184,907
	Finance - Investment Banker/Broker (5.1%)
610	Bear Stearns Cos. LLC (The)	5.55	01/22/17	634,589
1,060	Bear Stearns Cos. LLC (The)	7.25	02/01/18	1,226,900
2,610	JPMorgan Chase Capital XXVII (Series AA)	7.00	11/01/39	2,671,909
1,305	Macquarie Group Ltd. (144A) (Australia) (a)	6.00	01/14/20	1,304,093
605	Macquarie Group Ltd. (144A) (Australia) (a)	7.625	08/13/19	676,454
3,625	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	3,912,622
930	Merrill Lynch & Co., Inc.	7.75	05/14/38	1,034,009
1,120	TD Ameritrade Holding Corp.	5.60	12/01/19	1,133,598
				12,594,174

	Finance - Other Services (0.4%)
$875	NASDAQ OMX Group, Inc. (The)	5.55%	01/15/20	$871,788

	Food - Miscellaneous/Diversified (0.7%)
860	ConAgra Foods, Inc.	7.00	10/01/28	940,560
740	ConAgra Foods, Inc.	8.25	09/15/30	909,944
				1,850,504
	Food - Retail (0.4%)
835	Delhaize America, Inc.	9.00	04/15/31	1,065,038

	Food Products (1.2%)
1,520	Kraft Foods, Inc.	5.375	02/10/20	1,547,796
700	Kraft Foods, Inc.	6.875	02/01/38	759,726
610	Kraft Foods, Inc.	6.875	01/26/39	662,724
				2,970,246
	Gold Mining (0.4%)
880	Newmont Mining Corp.	6.25	10/01/39	882,929

	Health Care Providers & Services (0.6%)
1,350	UnitedHealth Group, Inc.	6.00	02/15/18	1,443,658

	Independent Power Producer (0.1%)
295	NRG Energy, Inc.	8.50	06/15/19	300,162

	Industrial Conglomerates (0.7%)
1,575	General Electric Co.	5.25	12/06/17	1,654,542

	Instruments - Scientific (0.3%)
820	Fisher Scientific International, Inc.	6.125	07/01/15	851,836

	Insurance (0.5%)
1,025	Principal Financial Group, Inc.	8.875	05/15/19	1,232,880

	Investment Management/Advisor Services (0.8%)
870	Ameriprise Financial, Inc.	7.30	06/28/19	1,009,760
855	Blackstone Holdings Finance Co. LLC (144A) (a)	6.625	08/15/19	862,016
				1,871,776
	Life/Health Insurance (2.2%)
660	Aflac, Inc.	8.50	05/15/19	795,985
745	Lincoln National Corp.	8.75	07/01/19	912,475
1,325	Pacific LifeCorp (144A) (a)	6.00	02/10/20	1,295,666
925	Protective Life Corp.	7.375	10/15/19	984,234
635	Prudential Financial, Inc. (MTN)	6.625	12/01/37	668,244
660	Prudential Financial, Inc. (Series D)	7.375	06/15/19	758,175
				5,414,779
	Media (3.5%)
350	Comcast Corp.	5.15	03/01/20	353,826
180	Comcast Corp.	5.70	05/15/18	191,163
820	Comcast Corp.	6.40	05/15/38	834,808
270	Comcast Corp.	6.45	03/15/37	275,843
1,620	Comcast Corp.	6.50	01/15/15	1,825,445
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,342,982
375	Time Warner Cable, Inc.	6.75	06/15/39	394,663
350	Time Warner Cable, Inc.	8.25	04/01/19	424,230
485	Time Warner Cable, Inc.	8.75	02/14/19	602,460
610	Time Warner, Inc.	6.50	11/15/36	628,638
715	Time Warner, Inc.	7.70	05/01/32	827,573
850	Viacom, Inc.	6.875	04/30/36	903,965
				8,605,596
	Medical - Biomedical/Genetics (0.3%)
725	Life Technologies Corp.	6.00	03/01/20	743,689

	Medical - Drugs (0.1%)
150	Wyeth	6.45	02/01/24	171,422

	Medical - HMO (0.1%)
$260	WellPoint, Inc.	7.00%	02/15/19	$295,333

	Medical - Hospitals (0.3%)
305	HCA, Inc. (144A) (a)	8.50	04/15/19	329,591
380	Tenet Healthcare Corp.	7.375	02/01/13	385,700
				715,291
	Medical Instruments (0.6%)
1,570	Boston Scientific Corp.	6.00	01/15/20	1,485,845

	Medical Labs & Testing Services (0.2%)
605	Quest Diagnostics, Inc.	4.75	01/30/20	593,017

	Metal - Aluminum (0.4%)
530	Alcoa, Inc.	5.87	02/23/22	487,989
465	Alcoa, Inc.	6.75	07/15/18	482,673
				970,662
	Metal - Iron (0.2%)
445	Cliffs Natural Resources, Inc.	5.90	03/15/20	456,593

	Metals & Mining (0.2%)
390	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	434,456

	Money Center Banks (0.2%)
505	Lloyds TSB Bank PLC (144A) (United Kingdom) (a)	5.80	01/13/20	493,627

	Multi-line Insurance (4.0%)
800	Aegon N.V. (Netherlands)	4.625	12/01/15	808,081
840	Allstate Corp. (The) (e)	7.45	05/16/19	987,388
1,285	American Financial Group, Inc.	9.875	06/15/19	1,517,400
1,335	CNA Financial Corp.	7.35	11/15/19	1,397,653
1,750	Farmers Insurance Exchange (144A) (a)	8.625	05/01/24	1,885,873
290	MetLife, Inc. (Series A) (f)	6.817	08/15/18	322,216
590	MetLife, Inc. (f)	7.717	02/15/19	690,058
965	MetLife, Inc. (f)	10.75	08/01/39	1,246,995
850	XL Capital Ltd. (Cayman Islands)	5.25	09/15/14	879,545
				9,735,209
	Multimedia (1.0%)
170	News America, Inc.	6.40	12/15/35	174,147
930	News America, Inc.	6.65	11/15/37	981,252
370	News America, Inc.	7.85	03/01/39	440,499
760	Vivendi SA (144A) (France) (a)	6.625	04/04/18	824,520
				2,420,418
	Non-Hazardous Waste Disposal (0.3%)
665	Republic Services, Inc. (144A) (a)	5.50	09/15/19	682,307

	Office Automation & Equipment (0.5%)
255	Xerox Corp.	5.625	12/15/19	262,599
815	Xerox Corp.	6.35	05/15/18	884,277
				1,146,876
	Oil - Field Services (0.9%)
900	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	1,140,634
1,035	Weatherford International, Inc.	6.35	06/15/17	1,113,173
				2,253,807
	Oil Companies - Exploration & Production (2.9%)
775	Anadarko Petroleum Corp.	8.70	03/15/19	960,376
665	Chesapeake Energy Corp.	7.625	07/15/13	696,588
1,220	EnCana Corp. (Canada)	6.50	02/01/38	1,303,282
400	Gaz Capital SA (144A) (Luxembourg) (a)	6.51	03/07/22	399,520
445	Newfield Exploration Co.	7.125	05/15/18	453,900
950	Nexen, Inc. (Canada)	7.50	07/30/39	1,087,118
180	Pioneer Natural Resources Co.	6.65	03/15/17	180,861

$480	Plains Exploration & Production Co.	7.625%	06/01/18	$487,200
1,370	Questar Market Resources, Inc.	6.80	04/01/18	1,501,895
				7,070,740
	Oil Company - Integrated (0.5%)
950	Petro-Canada (Canada)	5.95	05/15/35	932,692
410	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	422,091
				1,354,783
	Oil Refining & Marketing (0.3%)
700	Valero Energy Corp.	6.125	02/01/20	701,457

	Oil, Gas & Consumable Fuels (0.3%)
750	Hess Corp.	6.00	01/15/40	743,173

	Paper & Related Products (1.3%)
130	Georgia-Pacific LLC (144A) (a)	8.25	05/01/16	142,350
860	International Paper Co.	7.50	08/15/21	979,151
460	International Paper Co.	9.375	05/15/19	575,974
1,325	MeadWestvaco Corp.	7.375	09/01/19	1,454,029
				3,151,504
	Pipelines (5.6%)
670	CenterPoint Energy Resources Corp.	6.25	02/01/37	653,601
375	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	429,687
364	Colorado Interstate Gas Co.	6.80	11/15/15	408,224
1,750	Energy Transfer Partners LP	9.00	04/15/19	2,152,325
275	Enterprise Products Operating LLC	5.25	01/31/20	278,028
1,265	Enterprise Products Operating LLC (Series G)	5.60	10/15/14	1,370,587
955	Kinder Morgan Energy Partners LP	5.85	09/15/12	1,038,152
1,480	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	1,457,800
775	Midcontinent Express Pipeline LLC (144A) (a)	6.70	09/15/19	817,922
1,095	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	1,128,549
705	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	861,484
225	Spectra Energy Capital LLC	8.00	10/01/19	265,682
960	Texas Eastern Transmission LP	7.00	07/15/32	1,077,637
1,625	Williams Partners LP / Williams Partners Finance Corp.	7.25	02/01/17	1,857,615
				13,797,293
	Property Trust (0.5%)
1,200	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (a)	6.75	09/02/19	1,282,744

	Real Estate Operation/Development (0.5%)
1,200	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	1,172,326

	Reinsurance (0.5%)
370	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	398,207
775	Reinsurance Group of America, Inc.	6.45	11/15/19	811,275
				1,209,482
	REIT - Apartments (0.3%)
800	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	851,960

	REIT - Diversified (0.6%)
735	Duke Realty LP	6.75	03/15/20	749,428
745	Vornado Realty LP	4.25	04/01/15	740,172
				1,489,600
	REIT - Health Care (0.3%)
860	Health Care, Inc. (g)	6.125	04/15/20	864,273

	REIT - Office Property (0.7%)
975	Boston Properties LP	5.875	10/15/19	1,013,995

$650	Mack-Cali Realty L.P.	7.75%	08/15/19	$717,980
				1,731,975
	REIT - Regional Malls (0.5%)
650	Simon Property Group LP	5.65	02/01/20	635,346
610	Simon Property Group LP	6.75	05/15/14	667,981
				1,303,327
	REIT - Shopping Centers (0.2%)
430	Federal Realty Investment Trust	5.90	04/01/20	431,702

	Retail - Drug Store (0.7%)
1,543	CVS Pass-Through Trust	6.036	12/10/28	1,530,700
119	CVS Pass-Through Trust (144A) (a)	8.353	07/10/31	138,198
				1,668,898
	Retail - Mail Order (0.3%)
620	QVC, Inc. (144A) (a)	7.125	04/15/17	626,975

	Retail - Regional Department Store (0.4%)
890	JC Penney Corp., Inc.	6.375	10/15/36	833,262
185	Kohl’s Corp.	6.875	12/15/37	206,844
				1,040,106
	Retail - Restaurants (0.5%)
1,040	Yum! Brands, Inc.	6.875	11/15/37	1,132,881

	Satellite Telecommunication (0.1%)
310	Intelsat Subsidiary Holding Co. Ltd. (Bermuda)	8.50	01/15/13	316,200

	Semiconductor Equipment (0.4%)
905	KLA-Tencor Corp.	6.90	05/01/18	983,251

	Special Purpose Entity (1.3%)
925	AIG SunAmerica Global Financing (144A) (a)	6.30	05/10/11	952,901
800	Capital One Capital	8.875	05/15/40	877,827
820	Harley-Davidson Funding Corp. (144A) (a)	6.80	06/15/18	819,992
225	LBI Escrow Corp. (144A) (a)(g)	8.00	11/01/17	233,719
230	New Communications Holdings, Inc. (144A) (a)(g)	8.50	04/15/20	232,875
				3,117,314
	Specialty Retail (0.4%)
955	Home Depot, Inc.	5.875	12/16/36	929,823

	Steel - Producers (1.0%)
1,990	ArcelorMittal (Luxembourg)	9.85	06/01/19	2,533,340

	Super-Regional Banks - U.S. (0.3%)
775	KeyCorp (MTN)	6.50	05/14/13	828,211

	Telecommunication Services (0.8%)
715	Qwest Corp.	6.50	06/01/17	748,069
260	Qwest Corp.	6.875	09/15/33	252,200
545	Sable International Finance Ltd. (144A) (Cayman Islands) (a)	7.75	02/15/17	569,525
305	SBA Telecommunications, Inc. (144A) (a)	8.25	08/15/19	326,350
				1,896,144
	Telephone - Integrated (3.7%)
415	CenturyTel, Inc. (Series Q)	6.15	09/15/19	411,821
715	Citizens Communications Co.	7.125	03/15/19	682,825
315	Deutsche Telekom International Finance BV (Netherlands)	6.75	08/20/18	353,502
555	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	712,687
1,045	GTE Corp.	6.94	04/15/28	1,099,994
1,470	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	1,592,286
725	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	784,043
2,120	Telefonica Europe BV (Netherlands)	8.25	09/15/30	2,607,714

$830	Verizon Communications, Inc.	6.40%	02/15/38	$863,997
				9,108,869
	Television (0.5%)
1,035	CBS Corp.	8.875	05/15/19	1,252,321

	Tobacco (1.6%)
280	Altria Group, Inc.	9.25	08/06/19	340,794
460	Altria Group, Inc.	9.70	11/10/18	566,494
505	Altria Group, Inc.	10.20	02/06/39	678,972
445	BAT International Finance PLC (144A) (United Kingdom) (a)	9.50	11/15/18	577,187
835	Lorillard Tobacco Co.	8.125	06/23/19	921,432
835	Philip Morris International, Inc.	5.65	05/16/18	900,492
45	Philip Morris International, Inc.	6.375	05/16/38	49,127
				4,034,498
	Transport - Rail (0.3%)
840	CSX Corp.	6.15	05/01/37	849,390
	Total Corporate Bonds (Cost $219,706,526)			233,377,979

	Commercial Mortgage-Backed Securities (0.9%)
475	Banc of America Commercial Mortgage, Inc. 2007-4 A4	5.744(b)	02/10/51	461,845
850	Bear Stearns Commercial Mortgage Securities 2007-T26 A4	5.471(b)	01/12/45	867,279
930	LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372	09/15/39	947,520
	Total Commercial Mortgage-Backed Securities (Cost $1,885,602)			2,276,644

	Foreign Government Obligations (0.8%)
565	Export-Import Bank of Korea (South Korea)	4.125	09/09/15	567,441
1,345	Korea Development Bank (South Korea)	4.375	08/10/15	1,366,725
	Total Foreign Government Obligations (Cost $1,906,179)			1,934,166

	Tax-Exempt Municipal Bond (0.3%)
600	State of California Various Purpose General Obligation Bonds (Cost $603,036)	5.95	04/01/16	624,918

	U.S. Government Agencies - Mortgage-Backed Security (0.0%)
	Federal Home Loan Mortgage Corp.
1	Federal Home Loan Mortgage Corp. Gold (Cost $1,512)	6.50	12/01/28	1,606

	Short-Term Investments (2.0%)
	U.S. Government Obligations (0.8%)
1,960	U.S. Treasury Bills (Cost $1,959,751)(h)(i)	0.01-0.15	05/06/10	1,959,751

NUMBER OF SHARES (000)
	Investment Company (j) (1.2%)
3,070	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,069,659)		3,069,659

	Total Short-Term Investments (Cost $5,029,410)		5,029,410

	Total Investments (Cost $229,132,265) (k)(l)	98.8%	243,244,723
	Other Assets in Excess of Liabilities	1.2	2,859,558
	Net Assets	100.0%	$246,104,281

MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security. Rate shown is the rate in effect at March 31, 2010.

(c)	Security issued with perpetual maturity.
(d)	For the three months ended March 31, 2010, the cost of purchases of Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, was $589,815.
(e)	For the three months ended March 31,2010, there were no transactions in Allstate Corp. (The), an affiliate of the Fund.
(f)	For the three months ended March 31,2010, there were no transactions in Metlife, Inc., an affiliate of the Fund.
(g)	Security purchased on a when-issued basis.
(h)	A portion of this security has been physically segregated in connection with open future and swap contracts.
(i)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(j)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(k)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis, open future and swap contracts.
(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AMBAC	AMBAC Assurance Corporation.

Futures Contracts Open at March 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
715	Long	U.S. Treasury Notes 5 Year, June 2010	$82,113,281	$(444,911)
139	Long	U.S. Treasury Notes 2 Year, June 2010	30,156,484	(52,297)
131	Short	U.S. Treasury Bonds 30 Year, June 2010	(15,212,375)	18,837
348	Short	U.S. Treasury Notes 10 Year, June 2010	(40,455,000)	123,967
		Net Unrealized Depreciation		$(354,404)

Credit Default Swap Contracts Open at March 31, 2010:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Bank of America, N.A. Carnival Corp.	Buy	$1,185	1.57%	March 20, 2018	$(32,968)	—	$(32,968)	BBB+
Goldman Sachs International Sealed Air Corp.	Buy	505	1.08	March 20, 2018	22,555	—	22,555	BB+
Bank of America, N.A. Toll Brothers Inc.	Buy	1,695	2.90	March 20, 2013	(86,109)	—	(86,109)	BBB-
Bank of America, N.A. Tyco Electronics Ltd.	Buy	925	5.00	June 20, 2014	(123,978)	$(38,859)	(162,837)	BBB-
Barclays Capital Whirlpool Corp.	Buy	450	1.00	June 20, 2014	(23,931)	24,264	333	BBB-
Total Credit Default Swaps		$4,760			$(244,431)	$(14,595)	$(259,026)

+ Credit rating as issued by Standard & Poors

Interest Rate Swap Contracts Open at March 31, 2010:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3 Month LIBOR	Receive	2.625	03/11/15	$27,340	$89,128
Deutsche Bank AG	3 Month LIBOR	Receive	2.898	01/11/15	14,530	(172,616)
Deutsche Bank AG	3 Month LIBOR	Receive	2.654	03/26/15	13,730	36,659
		Net Unrealized Depreciation				$(46,829)

LIBOR- London Interbank Offered Rate

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Corporate Bonds	$233,377,979	—	$233,377,979	—
Commercial Mortgage-Backed Securities	2,276,644	—	2,276,644	—
Foreign Government Obligations	1,934,166	—	1,934,166	—
Tax-Exempt Municipal Bond	624,918	—	624,918	—
U.S. Government Agencies - Mortgage-Backed Security	1,606	—	1,606	—
Short-Term Investments
U.S. Government Obligations	1,959,751	—	1,959,751	—
Investment Company	3,069,659	$3,069,659	—	—
Total Short-Term Investments	5,029,410	3,069,659	1,959,751	—
Futures	142,804	142,804	—	—
Credit Default Swaps	22,555	—	22,555	—
Interest Rate Swaps	125,787	—	125,787	—
Total	$243,535,869	$3,212,463	$240,323,406	—

Liabilities:
Futures	$(497,208)	$(497,208)	$—	—
Credit Default Swaps	(266,986)	—	(266,986)	—
Interest Rate Swaps	(172,616)	—	(172,616)	—
Total Liabilities	$(936,810)	$(497,208)	$(439,602)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - High Yield Portfolio*

Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (91.7%)
	Advanced Materials/Products (0.4%)
$145	Hexcel Corp.	6.75%	02/01/15	$144,275

	Aerospace/Defense (0.4%)
145	Transdigm, Inc. (144A) (a)	7.75	07/15/14	149,350

	Agricultural Chemicals (0.9%)
255	Terra Capital, Inc.	7.75	11/01/19	309,187

	Apparel Manufacturers (0.5%)
150	Oxford Industries, Inc.	11.375	07/15/15	168,000

	Auto - Medium & Heavy Duty Trucks (0.3%)
95	Navistar International Corp.	8.25	11/01/21	97,375

	Beverages - Wine/Spirits (0.5%)
175	Constellation Brands, Inc.	7.25	05/15/17	180,250

	Broadcast Service/Program (0.5%)
135	XM Satellite Radio, Inc. (144A) (a)	13.00	08/01/13	152,719

	Building - Residential/Commercial (0.9%)
295	K Hovnanian Enterprises, Inc.	10.625	10/15/16	315,650

	Building Product - Cement/Aggregation (0.3%)
100	Hanson Ltd. (United Kingdom)	7.875	09/27/10	102,749

	Cable/Satellite TV (4.2%)
295	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (a)(b)	10.875	09/15/14	331,506
120	CSC Holdings LLC (144A) (a)	8.50	06/15/15	127,800
445	CSC Holdings LLC (144A) (a)	8.625	02/15/19	489,500
330	DISH DBS Corp.	6.625	10/01/14	333,300
130	DISH DBS Corp.	7.00	10/01/13	135,850
				1,417,956
	Casino Gaming (4.9%)
4,485	Aladdin Gaming Holdings LLC (Series B) (b)(c)(d)	13.50	03/01/10	0
165	Ameristar Casinos, Inc.	9.25	06/01/14	173,662
250	Harrah’s Operating Co., Inc.	11.25	06/01/17	270,625
100	Las Vegas Sands Corp. (e)	6.375	02/15/15	95,250
300	MGM Mirage	6.75	04/01/13	273,000
305	MGM Mirage	13.00	11/15/13	356,850
125	Scientific Games International, Inc.	9.25	06/15/19	132,813
335	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	6.625	12/01/14	335,837
				1,638,037
	Cellular Telephone (1.1%)
370	Nextel Communications, Inc. (Series E)	6.875	10/31/13	362,600

	Chemicals - Diversified (0.9%)
180	Innophos Holdings, Inc. (144A) (a)	9.50	04/15/12	180,000
130	Westlake Chemical Corp.	6.625	01/15/16	127,400
				307,400
	Chemicals - Other (0.5%)
175	Innophos, Inc.	8.875	08/15/14	181,125

	Chemicals - Plastics (1.1%)
390	Hexion Finance Escrow LLC / Hexion Escrow Corp. (144A) (a)	8.875	02/01/18	386,100

	Chemicals - Specialty (0.6%)
175	Ashland, Inc. (144A) (a)	9.125	06/01/17	196,438

	Coal (1.2%)
140	Foundation PA Coal Co. LLC	7.25	08/01/14	143,150

$255	Massey Energy Co.	6.875%	12/15/13	$259,781
				402,931
	Commercial Bank - Eastern U.S. (1.9%)
685	CIT Group, Inc.	7.00	05/01/17	633,625

	Commercial Services (0.9%)
260	Ticketmaster Entertainment, Inc.	10.75	08/01/16	291,200

	Computer Services (1.3%)
280	SunGard Data Systems, Inc.	9.125	08/15/13	288,400
60	SunGard Data Systems, Inc.	10.25	08/15/15	63,375
65	SunGard Data Systems, Inc.	10.625	05/15/15	71,175
				422,950
	Containers - Metal & Glass (0.8%)
12	Crown Americas LLC / Crown Americas Capital Corp.	7.625	11/15/13	12,420
115	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	121,325
150	Owens-Brockway Glass Container, Inc.	8.25	05/15/13	152,625
				286,370
	Containers - Paper/Plastic (3.0%)
110	Berry Plastics Corp.	8.25	11/15/15	111,237
255	Berry Plastics Corp. (e)	8.875	09/15/14	250,219
210	Graham Packaging Co. LP/GPC Capital Corp. I (e)	9.875	10/15/14	218,925
200	Graphic Packaging International, Inc.	9.50	08/15/13	206,000
210	Solo Cup Co.	8.50	02/15/14	206,325
				992,706
	Data Processing Services (0.4%)
140	First Data Corp.	9.875	09/24/15	121,450

	Decision Support Software (1.3%)
460	Vangent, Inc.	9.625	02/15/15	430,100

	Direct Marketing (0.9%)
295	Affinion Group, Inc.	11.50	10/15/15	303,850

	Diversified Financial Services (1.4%)
190	Bank of America Corp.	8.00(f)	12/29/49(g)	194,142
71	GMAC, Inc.	6.75	12/01/14	71,355
190	GMAC, Inc.	6.875	09/15/11	194,038
				459,535
	Diversified Manufactured Operation (2.2%)
460	Bombardier, Inc. (144A) (Canada) (a)	6.30	05/01/14	479,550
235	RBS Global, Inc. / Rexnord LLC	9.50	08/01/14	245,575
				725,125
	Diversified Minerals (1.3%)
360	Teck Resources Ltd. (Canada)	10.25	05/15/16	430,200

	E-Commerce/Services (0.9%)
270	Expedia, Inc.	8.50	07/01/16	301,050

	Electric - Generation (3.2%)
270	AES Corp. (The)	7.75	03/01/14	277,425
100	AES Corp. (The) (144A) (a)	8.75	05/15/13	102,000
200	Edison Mission Energy	7.00	05/15/17	140,500
175	Edison Mission Energy	7.75	06/15/16	128,625
285	Intergen N.V. (144A) (Netherlands) (a)	9.00	06/30/17	294,975
133	Midwest Generation LLC (Series B)	8.56	01/02/16	136,452
				1,079,977
	Electric - Integrated (1.8%)
115	Ipalco Enterprises, Inc.	8.625	11/14/11	123,050

$495	Mirant Americas Generation LLC (e)	8.50%	10/01/21	$467,775
				590,825
	Electronics - Military (0.6%)
200	L-3 Communications Corp.	5.875	01/15/15	204,500

	Finance - Auto Loans (1.4%)
450	Ford Motor Credit Co. LLC	7.25	10/25/11	465,421

	Finance - Rental/Leasing Company (0.7%)
235	International Lease Finance Corp. (144A) (a)	8.625	09/15/15	240,818

	Food - Meat Products (0.5%)
140	JBS USA LLC/JBS USA Finance, Inc. (144A) (a)	11.625	05/01/14	160,300

	Food - Miscellaneous/Diversified (0.3%)
110	M-Foods Holdings, Inc. (144A) (a)	9.75	10/01/13	114,263

	Food - Retail (1.1%)
110	SUPERVALU, Inc.	7.50	05/15/12	117,700
120	SUPERVALU, Inc.	7.50	11/15/14	122,400
120	SUPERVALU, Inc.	8.00	05/01/16	122,100
				362,200
	Funeral Service & Related Items (0.5%)
170	Service Corp. International/US	6.75	04/01/16	167,450

	Health Care Providers & Services (0.7%)
230	Healthsouth Corp.	10.75	06/15/16	249,837

	Independent Power Producer (1.4%)
330	NRG Energy, Inc.	8.50	06/15/19	335,775
165	RRI Energy, Inc.	7.875	06/15/17	148,912
				484,687
	Industrial Gases (0.1%)
45	Airgas, Inc. (144A) (a)	7.125	10/01/18	49,613

	Machinery - Electric Utility (0.6%)
218	Ormat Funding Corp.	8.25	12/30/20	210,301

	Machinery - Electrical (0.4%)
120	Baldor Electric Co.	8.625	02/15/17	127,500

	Machinery - Farm (0.4%)
135	Case New Holland, Inc. (144A) (a)	7.75	09/01/13	140,738

	Media (0.6%)
185	Nielsen Finance LLC / Nielsen Finance Co.	10.00	08/01/14	194,713

	Medical - Drugs (0.4%)
110	Axcan Intermediate Holdings, Inc.	12.75	03/01/16	121,550

	Medical - Hospitals (2.9%)
255	HCA, Inc.	5.75	03/15/14	241,931
200	HCA, Inc.	6.25	02/15/13	199,500
70	HCA, Inc. (144A) (a)	7.875	02/15/20	73,456
115	HCA, Inc. (144A) (a)	9.875	02/15/17	125,925
180	Tenet Healthcare Corp.	7.375	02/01/13	182,700
135	Tenet Healthcare Corp. (144A) (a)	10.00	05/01/18	151,875
				975,387
	Medical - Nursing Homes (0.4%)
130	Sun Healthcare Group, Inc.	9.125	04/15/15	134,225

	Medical - Outpatient/Home Medical (2.3%)
210	Apria Healthcare Group, Inc. (144A) (a)	11.25	11/01/14	229,425
95	Apria Healthcare Group, Inc. (144A) (a)	12.375	11/01/14	104,500
160	Select Medical Corp. (e)	6.143(f)	09/15/15	144,000
300	Select Medical Corp.	7.625	02/01/15	287,250
				765,175
	Medical Products (1.9%)
280	Biomet, Inc.	10.00	10/15/17	310,100

$255	Fresenius Medical Care Capital Trust IV	7.875%	06/15/11	$267,112
65	Invacare Corp.	9.75	02/15/15	70,200
				647,412
	Metal - Aluminum (1.2%)
430	Novelis, Inc. (Canada)	7.25	02/15/15	417,100

	Office Furnishings - Original (0.2%)
61	Interface, Inc.	9.50	02/01/14	63,135

	Oil - Field Services (0.4%)
140	Key Energy Services, Inc.	8.375	12/01/14	142,275

	Oil Companies - Exploration & Production (9.8%)
235	Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp.	10.75	02/01/18	259,675
170	Chaparral Energy, Inc.	8.50	12/01/15	155,975
150	Chesapeake Energy Corp.	6.375	06/15/15	148,125
130	Chesapeake Energy Corp.	6.50	08/15/17	126,425
120	Chesapeake Energy Corp.	7.50	09/15/13	122,100
90	Cimarex Energy Co.	7.125	05/01/17	92,250
415	Forest Oil Corp.	7.25	06/15/19	419,150
305	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (a)	7.75	11/01/15	302,712
255	Newfield Exploration Co.	6.625	09/01/14	263,287
60	Newfield Exploration Co.	7.125	05/15/18	61,200
365	OPTI Canada, Inc. (Canada)	8.25	12/15/14	344,925
215	Pioneer Natural Resources Co.	6.65	03/15/17	216,028
195	Plains Exploration & Production Co.	7.625	06/01/18	197,925
105	Plains Exploration & Production Co.	7.75	06/15/15	106,969
125	Plains Exploration & Production Co.	10.00	03/01/16	138,750
80	SandRidge Energy, Inc. (144A) (a)	8.00	06/01/18	76,400
265	SandRidge Energy, Inc. (h)	8.625	04/01/15	259,038
				3,290,934
	Paper & Related Products (3.4%)
130	Appleton Papers, Inc. (144A) (a)	10.50	06/15/15	130,000
145	Cascades, Inc. (144A) (Canada) (a)	7.875	01/15/20	146,450
265	Georgia-Pacific LLC (144A) (a)	7.125	01/15/17	276,925
65	Georgia-Pacific LLC (144A) (a)	8.25	05/01/16	71,175
110	Glatfelter	7.125	05/01/16	108,625
220	NewPage Corp.	11.375	12/31/14	220,000
165	Verso Paper Holdings LLC / Verso Paper, Inc. (144A) (a)	11.50	07/01/14	179,025
				1,132,200
	Pharmacy Services (1.2%)
345	Omnicare, Inc.	6.75	12/15/13	348,450
70	Omnicare, Inc.	6.875	12/15/15	69,037
				417,487
	Pipelines (1.0%)
115	El Paso Corp.	6.875	06/15/14	117,921
25	El Paso Corp.	12.00	12/12/13	29,375
170	Sonat, Inc.	7.625	07/15/11	178,369
				325,665
	Radio (0.6%)
200	Sirius XM Radio, Inc.	9.625	08/01/13	209,750

	Resorts/Theme Parks (0.0%)
7,210	Resort at Summerlin LP (Series B) (b)(c)(d)	13.00	12/15/07	0

	Retail - Apparel/Shoe (1.0%)
330	Brown Shoe Co., Inc.	8.75	05/01/12	338,250

	Retail - Drug Store (0.9%)
340	RITE Aid Corp.	8.625	03/01/15	292,400

	Retail - Regional Department Store (0.6%)
$200	Macy’s Retail Holdings, Inc.	5.90%	12/01/16	$200,500

	Satellite Telecommunication (2.5%)
125	Hughes Network Systems LLC/HNS Finance Corp.	9.50	04/15/14	129,063
552	Intelsat Bermuda Ltd. (Bermuda) (Bermuda) (h)	11.50	02/04/17	568,431
30	Intelsat Corp.	9.25	06/15/16	31,575
110	Intelsat Jackson Holdings Ltd.	9.50	06/15/16	117,700
				846,769
	Seismic Data Collection (0.6%)
205	Cie Generale de Geophysique-Veritas (France)	7.50	05/15/15	206,538

	Special Purpose Entity (2.6%)
125	FireKeepers Development Authority (144A) (a)	13.875	05/01/15	145,313
80	Fresenius US Finance II, Inc. (144A) (a)	9.00	07/15/15	89,600
355	LPL Holdings, Inc. (144A) (a)	10.75	12/15/15	370,531
315	NSG Holdings LLC / NSG Holdings, Inc. (144A) (a)	7.75	12/15/25	285,075
				890,519
	Telecommunication Services (3.7%)
415	PAETEC Holding Corp. (e)	8.875	06/30/17	428,487
275	West Corp.	9.50	10/15/14	283,938
200	Wind Acquisition Finance SA (144A) (Luxembourg) (a)	11.75	07/15/17	222,000
275	Wind Acquisition Finance SA (144A) (Luxembourg) (a)	12.00	12/01/15	298,375
				1,232,800
	Telephone - Integrated (3.6%)
400	Frontier Communications Corp.	9.00	08/15/31	392,000
315	Sprint Capital Corp.	6.90	05/01/19	289,800
14	Virgin Media Finance PLC (United Kingdom)	8.75	04/15/14	14,403
205	Virgin Media Finance PLC (United Kingdom)	9.125	08/15/16	218,837
165	Windstream Corp.	7.875	11/01/17	163,350
125	Windstream Corp.	8.125	08/01/13	131,562
				1,209,952
	Theaters (0.7%)
220	AMC Entertainment, Inc. (e)	8.75	06/01/19	232,100
	Total Corporate Bonds (Cost $39,884,286)			30,845,569

	Senior Loan Notes (1.7%)
	Casino Services (0.9%)
318	CCM Merger Corp.	8.50(f)	07/13/12	313,564

	Utilities (0.8%)
272	Calpine Corp.	3.165(f)	03/29/14	264,327
	Total Senior Loan Notes (Cost $506,804)			577,891

NUMBER OF SHARES				VALUE
	Preferred Stock (0.4%)
	Diversified Financial Services
172	GMAC, Inc. $70.00 (144A) (Cost $72,132) (a)			131,118

	Common Stocks (0.2%)
	Casino Gaming (0.0%)
2,000	Fitzgeralds Gaming Corp. (c)(i)(j)			0

	Communications Equipment (0.1%)
12,688	Birch Telecom, Inc. (c)(i)(k)(l)			127
6,198	Orbcomm, Inc. (i)			13,326
				13,453

	Food Products (0.0%)
2,375	SFAC New Holdings, Inc. (c)(i)(k)(m)	$0
436	SFFB Holdings, Inc. (c)(i)(k)	0
		0
	Restaurants (0.1%)
3,374	American Restaurant Group, Inc. (Class A) (c)(i)(k)	26,992

	Textile - Apparel (0.0%)
298,461	U.S. Leather, Inc. (c)(i)(k)	0

	Wireless Telecommunication Services (0.0%)
521	USA Mobility, Inc. (k)(n)	6,601
	Total Common Stocks (Cost $41,765,946)	47,046

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (10.4%)
	Securities Held as Collateral on Loaned Securities (5.6%)
	Repurchase Agreements (2.6%)
$80	Bank of America Securities LLC (0.02%, dated 03/31/10, due 04/01/10; proceeds $79,793; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. 5.50% due 12/15/32; valued at $81,389)	79,793
447	Barclays Capital (0.37%, dated 03/31/10, due 04/01/10; proceeds $447,323; fully collateralized by common stock at the date of this Portfolio Investment as follows: Altera Corp., American Electric Power Co., Inc., Ivanhoe Mines Ltd., McMoRan Exploration Co., Noble Energy, Inc., North American Energy Partners, Inc., Seattle Genetics, Inc., Sempra Energy, Symantec Corp., Symetra Financial Corp., Transocean Ltd., United Technologies Corp., Visa, Inc., Westar Energy, Inc.; valued at $469,685)	447,318
358	ING (0.02%, dated 03/31/10, due 04/01/10; proceeds $357,855; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 10/01/39 - 11/01/39; valued at $365,026)	357,855
		884,966

NUMBER OF SHARES (000)
	Investment Company (o) (3.0%)
1,002	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,002,137)		1,002,137
	Total Securities Held as Collateral on Loaned Securities (Cost $1,887,103)		1,887,103

	Investment Company (o) (4.8%)
1,627	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,627,082)		1,627,082

	Total Short-Term Investments (Cost $3,514,185)		3,514,185

	Total Investments (Cost $85,743,353) (p)	104.4%	35,115,809
	Liabilities in Excess of Other Assets	(4.4)	(1,482,508)
	Net Assets	100.0%	$33,633,301

(a)	Resale is restricted to qualified institutional investors.
(b)	Non-income producing security; bond in default.
(c)

Securities with a total market value equal to $27,119 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	Issuer in bankruptcy.

(e)

The value of loaned securities and related collateral outstanding at March 31, 2010 were $1,814,614 and $1,877,103, respectively. The Fund received cash collateral of $1,877,103 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Floating rate security. Rate shown is the rate in effect at March 31, 2010.
(g)	Security issued with perpetual maturity.
(h)	Payment-in-kind security.
(i)	Non-income producing security.
(j)	Resale is restricted, acquired (12/22/98) at a cost basis of $9,020.
(k)	Acquired through exchange offer.
(l)	Resale is restricted, acquired (06/18/98 and 08/25/98) at a cost basis of $6,473,685.
(m)	Resale is restricted, acquired (06/10/99) at a cost basis of $24.
(n)	Illiquid security.
(o)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(p)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Corporate Bonds	$30,845,569	—	$30,845,569	$0
Senior Loan Notes	577,891	—	577,891	—
Preferred Stock	131,118	—	131,118	—
Common Stocks
Casino Gaming	0	—	—	0
Communications Equipment	13,453	$13,326	—	127
Food Products	0	—	—	0
Restaurants	26,992	—	—	26,992
Textile-Apparel	0	—	—	0
Wireless Telecommunication Services	6,601	6,601	—	—
Total Common Stocks	47,046	19,927	—	27,119
Short-Term Investments
Repurchase Agreements	884,966	—	884,966	—
Investment Company	2,629,219	2,629,219	—	—
Total Short-Term Investments	3,514,185	2,629,219	884,966	—
Total	$35,115,809	$2,649,146	$32,439,544	$27,119

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$27,119
Net purchases (sales)	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	835
Realized gains (losses)	(835)
Ending Balance	$27,119

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*              Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (87.2%)
	Australia (3.7%)
	Electric Utilities
234,660	Spark Infrastructure Group (144A) (a)	$259,480

	Gas Utilities
70,500	APA Group (Stapled Securities) (b)	230,312

	Transportation Infrastructure
130,645	Australian Infrastructure Fund (Stapled Securities) (b)(c)	237,375
830,995	Intoll Group (Stapled Securities) (b)(c)	854,070
188,113	MAP Group (Stapled Securities) (b)	533,402
180,403	Transurban Group (Stapled Securities) (b)	836,011
		2,460,858
	Total Australia	2,950,650

	Austria (0.4%)
	Construction & Engineering
12,822	Strabag SE	325,927

	Bermuda (0.4%)
	Transportation Infrastructure
217,000	COSCO Pacific Ltd. (d)	328,676

	Brazil (0.4%)
	Water Utilities
7,800	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	287,040

	Canada (13.7%)
	Electric Utilities
35,940	Fortis, Inc.	1,022,308

	Oil, Gas & Consumable Fuels
80,140	Enbridge, Inc.	3,822,165
164,160	TransCanada Corp. (e)	6,015,886
		9,838,051
	Transportation Infrastructure
10,150	Westshore Terminals Income Fund (Units) (c)	160,397
	Total Canada	11,020,756

	Cayman Islands (0.4%)
	Gas Utilities
140,000	Xinao Gas Holdings Ltd. (d)	357,742

	China (3.4%)
	Transportation Infrastructure
370,000	Beijing Capital International Airport Co., Ltd. (d)(f)	221,116
809,000	Jiangsu Expressway Co., Ltd. (d)	763,753
1,927,000	Zhejiang Expressway Co., Ltd. (H Shares) (d)	1,739,804
	Total China	2,724,673

	France (3.8%)
	Media
23,530	Eutelsat Communications	836,476

	Transportation Infrastructure
8,861	Aeroports de Paris (ADP)	729,580
141,900	Groupe Eurotunnel SA	1,446,062
1,240	Societe Des Autoroutes Paris-Rhin-Rhone (f)	89,184
		2,264,826
	Total France	3,101,302

	Germany (1.1%)
	Transportation Infrastructure
9,025	Fraport AG Frankfurt Airport Services Worldwide	475,215
10,233	Hamburger Hafen und Logistik AG	388,240
	Total Germany	863,455

	Hong Kong (3.2%)
	Gas Utilities
328,000	Hong Kong & China Gas Co., Ltd.	$817,861

	Industrial Conglomerates
116,000	Beijing Enterprises Holdings Ltd.	806,028

	Transportation Infrastructure
255,000	China Merchants Holdings International Co., Ltd.	939,305
	Total Hong Kong	2,563,194

	Italy (6.7%)
	Electric Utilities
331,100	Terna Rete Elettrica Nazionale SpA	1,432,167

	Gas Utilities
374,698	Snam Rete Gas SpA	1,899,098

	Transportation Infrastructure
87,303	Atlantia SpA	2,037,597
	Total Italy	5,368,862

	Japan (2.1%)
	Gas Utilities
104,000	Toho Gas Co., Ltd.	567,334

	Transportation Infrastructure
9,000	Japan Airport Terminal Co., Ltd.	124,954
126,000	Kamigumi Co., Ltd.	1,013,499
		1,138,453
	Total Japan	1,705,787

	Luxembourg (3.3%)
	Media
71,759	SES SA (FDR)	1,776,578
36,608	SES SA (FDR)	924,628
	Total Luxembourg	2,701,206

	Mexico (1.4%)
	Transportation Infrastructure
17,400	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	644,148
8,900	Grupo Aeroportuario del Sureste SAB de CV (ADR)	461,465
	Total Mexico	1,105,613

	Netherlands (1.3%)
	Transportation Infrastructure
5,150	Koninklijke Vopak N.V. (f)	405,598
8,100	Smit Internationale N.V.	656,419
	Total Netherlands	1,062,017

	New Zealand (0.4%)
	Transportation Infrastructure
259,404	Auckland International Airport Ltd.	357,478

	Portugal (0.3%)
	Transportation Infrastructure
29,613	Brisa Auto-Estradas de Portugal SA	251,181

	Singapore (0.5%)
	Transportation Infrastructure
199,000	Singapore Airport Terminal Services Ltd.	376,961

	Spain (9.1%)
	Construction & Engineering
182,876	Ferrovial SA	1,778,421

	Electric Utilities
27,459	Red Electrica Corp. SA	1,473,680

	Gas Utilities
82,785	Enagas	1,814,185

	Transportation Infrastructure
115,735	Abertis Infraestructuras SA (e)	$2,227,537
	Total Spain	7,293,823

	Switzerland (0.3%)
	Transportation Infrastructure
706	Flughafen Zuerich AG	251,091

	United Kingdom (9.4%)
	Multi-Utilities
465,400	National Grid PLC	4,530,549
147,600	United Utilities Group PLC	1,252,062
		5,782,611
	Transportation Infrastructure
122,513	BBA Aviation PLC	361,973

	Water Utilities
49,700	Northumbrian Water Group PLC	213,513
65,400	Pennon Group PLC	518,551
37,900	Severn Trent PLC	687,282
		1,419,346
	Total United Kingdom	7,563,930

	United States (21.9%)
	Electric Utilities
9,090	ITC Holdings Corp.	499,950
36,200	Northeast Utilities	1,000,568
		1,500,518
	Gas Utilities
13,950	AGL Resources, Inc.	539,168
17,030	Atmos Energy Corp.	486,547
6,910	Northwest Natural Gas Co.	322,006
		1,347,721
	Multi-Utilities
148,820	Centerpoint Energy, Inc.	2,137,055
52,170	Consolidated Edison, Inc.	2,323,652
56,810	NiSource, Inc.	897,598
9,710	NorthWestern Corp.	260,325
21,180	NSTAR	750,196
		6,368,826
	Oil, Gas & Consumable Fuels
18,050	Kinder Morgan Management LLC (f)	1,058,091
42,920	Southern Union Co.	1,088,880
158,896	Spectra Energy Corp.	3,579,927
		5,726,898
	Wireless Telecommunication Services
69,620	Crown Castle International Corp. (f)	2,661,572
	Total United States	17,605,535
	Total Common Stocks (Cost $65,073,546)	70,166,899

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investments (13.0%)
Securities Held as Collateral on Loaned Securities
Repurchase Agreements (2.9%)
$212	Bank of America Securities LLC (0.02%, dated 03/31/10, due 04/01/10; proceeds $211,674; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. 5.50% due 12/15/32; valued at $215,907)	211,674

1,187	Barclays Capital (0.37%, dated 03/31/10, due 04/01/10; proceeds $1,186,656; fully collateralized by common stock at the date of this Portfolio Investment as follows: Altera Corp., American Electric Power Co., Inc., Ivanhoe Mines Ltd., McMoRan Exploration Co., Noble Energy, Inc., North American Energy Partners, Inc., Seattle Genetics, Inc., Sempra Energy, Symantec Corp., Symetra Financial Corp., Transocean Ltd., United Technologies Corp., Visa, Inc., Westar Energy, Inc.; valued at $1,245,977)	1,186,644
949	ING (0.02%, dated 03/31/10, due 04/01/10; proceeds $949,316; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 10/01/39 - 11/01/39; valued at $968,339)	949,315
	Total Repurchase Agreements (Cost $2,347,633)	2,347,633

NUMBER OF SHARES (000)
	Investment Company (g) (3.3%)
2,658	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,658,462)		2,658,462

	Total Securities Held as Collateral on Loaned Securities (Cost $5,006,095)		5,006,095

	Investment Company (g) (6.8%)
5,507	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $5,506,909)		5,506,909

	Total Short-Term Investments (Cost $10,513,004)		10,513,004

	Total Investments (Cost $75,586,550) (h)(i)	100.2%	80,679,903
	Liabilities in Excess of Other Assets	(0.2)	(149,137)
	Net Assets	100.0%	$80,530,766

ADR	American Depositary Receipt.
FDR	Fiduciary Depositary Receipt.
(a)	Resale is restricted to qualified institutional investors.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)	Security trades on a Hong Kong exchange.
(e)

The value of loaned securities and related collateral outstanding at March 31, 2010 were $3,622,258 and $5,006,095, respectively. The Fund received cash collateral of $5,006,095 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	Non-income producing security.
(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at March 31, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$982,535	CAD	1,000,219	04/01/2010	$2,271
	$81,421	CHF	86,574	04/01/2010	686
	$929,468	EUR	690,281	04/01/2010	2,866
	$4,814	GBP	3,214	04/01/2010	63
	$966,915	HKD	7,507,417	04/01/2010	6
	$89,420	NZD	126,121	04/01/2010	170
AUD	1,170,439		$1,072,598	04/01/2010	(1,455)
BRL	112,833		$62,702	04/01/2010	(746)
BRL	180,735		$100,436	04/01/2010	(1,195)
BRL	310,044		$172,679	04/01/2010	(1,665)
BRL	1,411,357		$786,052	04/01/2010	(7,581)
EUR	1,013,496		$1,368,617	04/01/2010	(269)
JPY	195,507,068		$2,112,934	04/01/2010	21,726
MYR	2,364,545		$722,550	04/01/2010	(2,326)
MYR	321,298		$98,181	04/01/2010	(316)
SGD	182,590		$130,467	04/01/2010	(52)
TRY	400,809		$261,804	04/01/2010	(2,277)
JPY	148,918,981		$1,604,039	04/02/2010	11,152
TRY	597,159		$393,264	04/02/2010	(187)
	$2,311,372	CAD	2,343,495	04/05/2010	(3,987)
BRL	1,242,035		$697,420	04/05/2010	(1,000)
BRL	107,636		$59,948	04/05/2010	(578)
BRL	394,393		$219,656	04/05/2010	(2,118)
JPY	31,491,552		$336,988	04/05/2010	144
MXN	1,959,348		$157,812	04/05/2010	(663)
MYR	317,492		$96,929	04/05/2010	(401)
SGD	179,952		$128,579	04/05/2010	(54)
	$82,059	CHF	86,728	04/06/2010	195
	$238,861	EUR	176,882	04/06/2010	46
	$198,624	EUR	146,998	04/06/2010	(80)
	$2,687,801	GBP	1,770,387	04/06/2010	(1,245)
	$89,556	NZD	126,171	04/06/2010	69
AUD	1,183,809		$1,087,340	04/06/2010	1,018
DKK	357,100		$64,589	04/06/2010	(199)
MXN	670,651		$54,269	04/06/2010	25
NOK	3,637,105		$607,980	04/06/2010	(3,998)
SGD	191,029		$136,565	04/06/2010	14
	$82,495	CHF	86,958	04/07/2010	(23)
	$129,614	EUR	95,925	04/07/2010	(52)
	$1,599,388	GBP	1,053,685	04/07/2010	(425)
	$315,738	HKD	2,451,484	04/07/2010	2
	$88,973	NZD	125,478	04/07/2010	160
AUD	1,066,969		$978,603	04/07/2010	(501)
DKK	336,110		$60,973	04/07/2010	(7)
NOK	3,911,195		$658,872	04/07/2010	776
		Net Unrealized Appreciation			$7,989

Currency Abbreviations:
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.

HKD	Hong Kong Dollar.
JPY	Japanese Yen.
MXN	Mexican New Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
SGD	Singapore Dollar.
TRY	Turkish Lira.

Summary of Investments • March 31, 2010 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Transportation Infrastructure	$18,912,091		25.0%
Oil, Gas & Consumable Fuels	15,564,949		20.6
Multi-Utilities	12,151,437		16.0
Gas Utilities	7,034,253		9.3
Electric Utilities	5,688,153		7.5
Investment Company	5,506,909		7.3
Media	3,537,682		4.7
Wireless Telecommunication Services	2,661,572		3.5
Construction & Engineering	2,104,348		2.8
Water Utilities	1,706,386		2.2
Industrial Conglomerates	806,028		1.1
	$75,673,808	^	100.0%

^                  Does not reflect the value of securities held as collateral on loaned securities. Also does not include open forward foreign currency contracts with net unrealized appreciation of $7,989.

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Construction & Engineering	$2,104,348	$2,104,348	—	—
Electric Utilities	5,688,153	5,688,153	—	—
Gas Utilities	7,034,253	7,034,253	—	—
Industrial Conglomerates	806,028	806,028	—	—
Media	3,537,682	3,537,682	—	—
Multi-Utilities	12,151,437	12,151,437	—	—
Oil, Gas & Consumable Fuels	15,564,949	15,564,949	—	—
Transportation Infrastructure	18,912,091	18,912,091	—	—
Water Utilities	1,706,386	1,706,386	—	—
Wireless Telecommunication Services	2,661,572	2,661,572	—	—
Total Common Stocks	70,166,899	70,166,899	—	—
Short-Term Investments
Repurchase Agreements	2,347,633	—	$2,347,633	—
Investment Company	8,165,371	8,165,371	—	—
Total Short-Term Investments	10,513,004	8,165,371	2,347,633	—
Forward Foreign Currency Contracts	41,389	—	41,389	—
Total	$80,721,292	$78,332,270	$2,389,022	—

Liabilities:
Forward Foreign Currency Contracts	$(33,400)	—	$(33,400)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, securities with a total value of $18,639,495 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Income Builder Portfolio*

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (72.9%)
	Aerospace & Defense (0.4%)
1,800	General Dynamics Corp.	$138,960

	Air Freight & Logistics (0.6%)
2,300	FedEx Corp.	214,820

	Automobiles (0.9%)
11,500	Ford Motor Co. (a)	144,555
5,125	Harley-Davidson, Inc.	143,859
		288,414
	Beverages (0.6%)
3,490	Coca-Cola Co. (The)	191,950

	Biotechnology (0.3%)
2,100	Genzyme Corp. (a)	108,843

	Capital Markets (1.6%)
19,133	Charles Schwab Corp. (The)	357,596
3,900	State Street Corp.	176,046
		533,642
	Chemicals (1.3%)
9,900	Dow Chemical Co. (The)	292,743
2,000	PPG Industries, Inc.	130,800
		423,543
	Commercial Banks (4.2%)
7,700	BB&T Corp.	249,403
13,800	Fifth Third Bancorp	187,542
160	First Horizon National Corp. (a)	2,246
8,804	PNC Financial Services Group, Inc.	525,599
5,400	US Bancorp	139,752
10,000	Wells Fargo & Co.	311,200
		1,415,742
	Commercial Services & Supplies (0.9%)
4,200	Avery Dennison Corp. (b)	152,922
5,200	Cintas Corp.	146,068
		298,990
	Communications Equipment (1.1%)
14,814	Cisco Systems, Inc. (a)	385,608

	Computers & Peripherals (2.1%)
14,336	Dell, Inc. (a)	215,184
9,621	Hewlett-Packard Co.	511,356
		726,540
	Diversified Financial Services (6.1%)
37,000	Bank of America Corp.	660,450
55,000	Citigroup, Inc. (a)(c)	222,750
26,511	JPMorgan Chase & Co.	1,186,367
		2,069,567
	Diversified Telecommunication Services (0.7%)
7,839	Verizon Communications, Inc.	243,166

	Electric Utilities (2.9%)
14,357	American Electric Power Co., Inc.	490,722
3,200	Edison International	109,344
2,363	Entergy Corp.	192,230
5,170	FirstEnergy Corp.	202,096
		994,392
	Electronic Equipment, Instruments & Components (0.2%)
1,500	Agilent Technologies, Inc. (a)	51,585

	Energy Equipment & Services (1.3%)
4,740	Schlumberger Ltd. (Netherlands Antilles)	300,800

2,900	Smith International, Inc.	$124,178
		424,978
	Food & Staples Retailing (3.1%)
9,300	Sysco Corp.	274,350
9,400	Wal-Mart Stores, Inc.	522,640
6,800	Walgreen Co.	252,212
		1,049,202
	Food Products (2.2%)
18,100	Kraft Foods, Inc. (Class A)	547,344
6,060	Unilever N.V. (NY Registered Shares) (Netherlands)	182,770
		730,114
	Health Care Equipment & Supplies (1.0%)
6,950	Covidien PLC (Ireland)	349,446

	Health Care Providers & Services (1.5%)
4,450	Cardinal Health, Inc.	160,333
10,700	UnitedHealth Group, Inc. (a)	349,569
		509,902
	Household Durables (1.0%)
8,530	Sony Corp. (ADR) (Japan)	326,870

	Industrial Conglomerates (4.4%)
46,000	General Electric Co.	837,200
2,770	Siemens AG (ADR) (Germany)	276,917
9,540	Tyco International Ltd. (Switzerland)	364,905
		1,479,022
	Information Technology Services (0.6%)
5,000	Amdocs Ltd. (Guernsey) (a)	150,550
2,222	Western Union Co. (The) (b)	37,685
		188,235
	Insurance (3.9%)
5,524	Chubb Corp.	286,420
32,327	Marsh & McLennan Cos., Inc.	789,425
400	Primerica Inc. (a)	6,000
2,600	Principal Financial Group, Inc.	75,946
2,745	Travelers Cos., Inc. (The)	148,065
		1,305,856
	Internet Software & Services (2.3%)
22,230	eBay, Inc. (a)	599,098
11,500	Yahoo!, Inc. (a)	190,095
		789,193
	Machinery (1.5%)
6,900	Dover Corp.	322,575
5,205	Ingersoll-Rand PLC (Ireland)	181,498
		504,073
	Media (5.4%)
20,640	Comcast Corp. (Class A)	388,445
5,177	Time Warner Cable, Inc.	275,986
14,836	Time Warner, Inc.	463,922
20,143	Viacom, Inc. (Class B) (a)	692,516
		1,820,869
	Metals & Mining (0.9%)
2,300	Freeport-McMoRan Copper & Gold, Inc.	192,142
2,150	Newmont Mining Corp.	109,500
		301,642
	Oil, Gas & Consumable Fuels (8.4%)
8,000	Anadarko Petroleum Corp.	582,640

4,580	BP PLC (ADR) (United Kingdom)	$261,381
4,008	ConocoPhillips	205,089
3,360	Devon Energy Corp.	216,485
4,660	Exxon Mobil Corp.	312,127
3,797	Hess Corp.	237,502
7,060	Occidental Petroleum Corp.	596,852
7,630	Royal Dutch Shell PLC (ADR) (United Kingdom)	441,472
		2,853,548
	Personal Products (0.4%)
1,940	Estee Lauder Cos., Inc. (The) (Class A)	125,848

	Pharmaceuticals (6.0%)
3,660	Abbott Laboratories	192,809
4,830	Bayer AG (ADR) (Germany)	326,749
16,530	Bristol-Myers Squibb Co.	441,351
10,771	Merck & Co., Inc.	402,297
22,300	Pfizer, Inc.	382,445
6,800	Roche Holding AG (ADR) (Switzerland)	275,638
		2,021,289
	Professional Services (0.9%)
2,940	Manpower, Inc.	167,933
4,500	Robert Half International, Inc.	136,935
		304,868
	Semiconductors & Semiconductor Equipment (1.3%)
12,989	Intel Corp.	289,135
4,137	Lam Research Corp. (a)	154,393
		443,528
	Software (0.0%)
457	Symantec Corp. (a)	7,732

	Specialty Retail (2.0%)
8,800	Gap, Inc. (The)	203,368
14,930	Home Depot, Inc.	482,985
		686,353
	Wireless Telecommunication Services (0.9%)
13,500	Vodafone Group PLC (ADR) (United Kingdom)	314,415
	Total Common Stocks (Cost $21,737,097)	24,622,745

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Convertible Bonds (13.4%)
	Brewery (3.9%)
$1,200	Molson Coors Brewing Co.	2.50%	07/30/13	1,309,500

	Electric-Integrated (1.5%)
173	PG&E Corp.	9.50	06/30/10	487,211

	Gold Mining (3.8%)
1,000	Newmont Mining Corp.	1.25	07/15/14	1,288,750

	Semiconductors & Semiconductor Equipment (4.2%)
1,450	Intel Corp. (144A) (d)	2.95	12/15/35	1,430,063
	Total Convertible Bonds (Cost $4,170,027)			4,515,524

	Corporate Bonds (10.2%)
	Hotels & Motels (6.4%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	2,175,000

	Paper & Related Products (3.8%)
1,237	Buckeye Technologies, Inc.	8.50	10/01/13	1,271,018
	Total Corporate Bonds (Cost $3,371,331)			3,446,018

NUMBER OF SHARES		VALUE
	Convertible Preferred Stock (1.1%)
	Real Estate Investment Trusts (REITs)
9,000	Equity Residential (Series E) $1.75 (Cost $225,040)	$393,030

NUMBER OF SHARES (000)
	Short-Term Investment (e) (1.9%)
	Investment Company
627	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $626,571)		626,571

	Total Investments (Cost $30,130,066) (f)	99.5%	33,603,888
	Other Assets in Excess of Liabilities	0.5	183,948
	Net Assets	100.0%	$33,787,836

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security purchased on a when-issued basis.
(c)

For the three months ended March 31, 2010, the cost of purchases and the proceeds from sales of Citigroup, Inc. common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $31,238 and $1,370, respectively, including net realized losses of $29.

(d)	Resale is restricted to qualified institutional investors.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The following is the summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$138,960	$138,960	—	—
Air Freight & Logistics	214,820	214,820	—	—
Automobiles	288,414	288,414	—	—
Beverages	191,950	191,950	—	—
Biotechnology	108,843	108,843	—	—
Capital Markets	533,642	533,642	—	—
Chemicals	423,543	423,543	—	—
Commercial Banks	1,415,742	1,415,742	—	—
Commercial Services & Supplies	298,990	298,990	—	—
Communications Equipment	385,608	385,608	—	—
Computers & Peripherals	726,540	726,540	—	—
Diversified Financial Services	2,069,567	2,069,567	—	—
Diversified Telecommunication Services	243,166	243,166	—	—
Electric Utilities	994,392	994,392	—	—
Electronic Equipment, Instruments & Components	51,585	51,585	—	—
Energy Equipment & Services	424,978	424,978	—	—
Food & Staples Retailing	1,049,202	1,049,202	—	—
Food Products	730,114	730,114	—	—
Health Care Equipment & Supplies	349,446	349,446	—	—
Health Care Providers & Services	509,902	509,902	—	—
Household Durables	326,870	326,870	—	—
Industrial Conglomerates	1,479,022	1,479,022	—	—
Information Technology Services	188,235	188,235	—	—
Insurance	1,305,856	1,305,856	—	—
Internet Software & Services	789,193	789,193	—	—
Machinery	504,073	504,073	—	—
Media	1,820,869	1,820,869	—	—
Metals & Mining	301,642	301,642	—	—
Oil, Gas & Consumable Fuels	2,853,548	2,853,548	—	—
Personal Products	125,848	125,848	—	—
Pharmaceuticals	2,021,289	2,021,289	—	—
Professional Services	304,868	304,868	—	—
Semiconductors & Semiconductor Equipment	443,528	443,528	—	—
Software	7,732	7,732	—	—
Specialty Retail	686,353	686,353	—	—
Wireless Telecommunication Services	314,415	314,415	—	—
Total Common Stocks	24,622,745	24,622,745	—	—
Corporate Bonds	3,446,018	—	$3,446,018	—
Convertible Bonds	4,515,524	—	4,515,524	—
Convertible Preferred Stock	393,030	—	393,030	—
Short-Term Investment - Investment Company	626,571	626,571	—	—
Total	$33,603,888	$25,249,316	$8,354,572	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Morgan Stanley Variable Investment Series - Dividend Growth Portfolio*

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.2%)
	Aerospace & Defense (3.9%)
24,650	L-3 Communications Holdings, Inc.	$2,258,680
45,400	Raytheon Co.	2,593,248
66,699	United Technologies Corp.	4,909,713
		9,761,641
	Auto Components (1.4%)
104,500	Johnson Controls, Inc.	3,447,455

	Biotechnology (1.3%)
52,940	Amgen, Inc. (a)	3,163,694

	Capital Markets (2.0%)
29,428	Goldman Sachs Group, Inc. (The)	5,021,300

	Chemicals (1.7%)
46,760	Lubrizol Corp. (The)	4,288,827

	Commercial Banks (2.4%)
191,520	Wells Fargo & Co.	5,960,102

	Commercial Services & Supplies (1.1%)
108,936	Pitney Bowes, Inc.	2,663,485

	Computers & Peripherals (7.3%)
29,440	Apple, Inc. (a)	6,916,339
92,620	Hewlett-Packard Co.	4,922,753
49,510	International Business Machines Corp.	6,349,658
		18,188,750
	Consumer Finance (1.6%)
95,290	American Express Co.	3,931,665

	Diversified Financial Services (1.6%)
90,352	JPMorgan Chase & Co.	4,043,252

	Diversified Telecommunication Services (1.7%)
161,330	AT&T, Inc.	4,168,767

	Electronic Equipment, Instruments & Components (1.4%)
176,810	Corning, Inc.	3,573,330

	Energy Equipment & Services (3.0%)
82,910	Halliburton Co.	2,498,079
58,790	Transocean Ltd. (Switzerland) (a)	5,078,280
		7,576,359
	Gas Utilities (1.2%)
70,660	Questar Corp.	3,052,512

	Health Care Providers & Services (3.2%)
124,230	UnitedHealth Group, Inc.	4,058,594
59,730	WellPoint, Inc. (a)	3,845,418
		7,904,012
	Hotels, Restaurants & Leisure (1.7%)
127,290	Royal Caribbean Cruises Ltd. (Liberia) (a)	4,199,297

	Household Durables (1.1%)
32,630	Whirlpool Corp.	2,846,968

	Household Products (2.9%)
71,940	Kimberly-Clark Corp.	4,523,587
41,234	Procter & Gamble Co. (The)	2,608,875
		7,132,462
	Industrial Conglomerates (2.8%)
385,547	General Electric Co.	7,016,955

	Information Technology Services (1.2%)
53,830	Computer Sciences Corp. (a)	2,933,197

	Insurance (6.2%)
48,130	ACE Ltd. (Switzerland)	2,517,199

91,440	Aflac, Inc.	$4,964,278
92,865	MetLife, Inc. (b)	4,024,769
74,000	Travelers Cos., Inc. (The)	3,991,560
		15,497,806
	Internet Software & Services (1.9%)
8,561	Google, Inc. (Class A) (a)	4,854,173

	Leisure Equipment & Products (1.8%)
192,470	Mattel, Inc.	4,376,768

	Metals & Mining (1.9%)
56,760	Freeport-McMoRan Copper & Gold, Inc.	4,741,730

	Multi-Utilities (2.5%)
66,920	DTE Energy Co.	2,984,632
110,850	Public Service Enterprise Group, Inc.	3,272,292
		6,256,924
	Multiline Retail (1.7%)
78,870	Target Corp.	4,148,562

	Oil, Gas & Consumable Fuels (8.0%)
43,800	Apache Corp.	4,445,700
62,710	Chevron Corp.	4,755,300
50,570	ConocoPhillips	2,587,667
77,243	Exxon Mobil Corp.	5,173,736
98,780	Marathon Oil Corp.	3,125,399
1	XTO Energy, Inc.	47
		20,087,849
	Paper & Forest Products (1.4%)
144,570	International Paper Co.	3,557,868

	Pharmaceuticals (8.2%)
111,980	Bristol-Myers Squibb Co.	2,989,866
19,325	Johnson & Johnson	1,259,990
155,670	Merck & Co., Inc.	5,814,274
389,567	Pfizer, Inc.	6,681,074
88,610	Watson Pharmaceuticals, Inc. (a)	3,701,240
		20,446,444
	Road & Rail (2.0%)
96,990	CSX Corp.	4,936,791

	Semiconductors & Semiconductor Equipment (2.3%)
260,950	Intel Corp.	5,808,747

	Software (4.0%)
254,197	Microsoft Corp.	7,440,346
101,270	Oracle Corp.	2,601,626
		10,041,972
	Specialty Retail (7.7%)
98,860	Best Buy Co., Inc.	4,205,504
148,210	Gap, Inc. (The)	3,425,133
96,290	Guess?, Inc.	4,523,704
78,610	Ross Stores, Inc.	4,203,277
40,810	Sherwin-Williams Co. (The)	2,762,021
		19,119,639
	Textiles, Apparel & Luxury Goods (1.2%)
37,969	VF Corp.	3,043,215

	Tobacco (3.9%)
171,308	Altria Group, Inc.	3,515,240
121,798	Philip Morris International, Inc.	6,352,984
		9,868,224
	Total Common Stocks (Cost $230,315,366)	247,660,742

NUMBER OF SHARES (000)
	Short-Term Investment (c) (0.7%)
	Investment Company
1,851	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,850,516)		$1,850,516

	Total Investments (Cost $232,165,882) (d)(e)	99.9%	249,511,258
	Total Written Options Outstanding (premium received $26,849)	0.0	(5,025)
	Other Assets in Excess of Liabilities	0.1	232,552
	Net Assets	100.0%	$249,738,785

(a)	Non-income producing security.
(b)	For the three months ended March 31, 2010, the proceeds from sales of MetLife, Inc., an affiliate of the Fund, was $906,471 including net realized gains of $163,781.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(d)	Securities have been designated as collateral in connection with options contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at March 31, 2010:

NUMBER OF CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	PREMIUM	VALUE
75	Goldman Sachs Group Inc (The)	$180.00	April 2010	$26,849	$5,025

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$9,761,641	$9,761,641	—	—
Auto Components	3,447,455	3,447,455	—	—
Biotechnology	3,163,694	3,163,694	—	—
Capital Markets	5,021,300	5,021,300	—	—
Chemicals	4,288,827	4,288,827	—	—
Commercial Banks	5,960,102	5,960,102	—	—
Commercial Services & Supplies	2,663,485	2,663,485	—	—
Computers & Peripherals	18,188,750	18,188,750	—	—
Consumer Finance	3,931,665	3,931,665	—	—
Diversified Financial Services	4,043,252	4,043,252	—	—
Diversified Telecommunication Services	4,168,767	4,168,767	—	—
Electronic Equipment, Instruments & Components	3,573,330	3,573,330	—	—
Energy Equipment & Services	7,576,359	7,576,359	—	—
Gas Utilities	3,052,512	3,052,512	—	—
Health Care Providers & Services	7,904,012	7,904,012	—	—
Hotels, Restaurants & Leisure	4,199,297	4,199,297	—	—
Household Durables	2,846,968	2,846,968	—	—
Household Products	7,132,462	7,132,462	—	—
Industrial Conglomerates	7,016,955	7,016,955	—	—
Information Technology Services	2,933,197	2,933,197	—	—
Insurance	15,497,806	15,497,806	—	—
Internet Software & Services	4,854,173	4,854,173	—	—
Leisure Equipment & Products	4,376,768	4,376,768	—	—
Metals & Mining	4,741,730	4,741,730	—	—
Multi-Utilities	6,256,924	6,256,924	—	—
Multiline Retail	4,148,562	4,148,562	—	—
Oil, Gas & Consumable Fuels	20,087,849	20,087,849	—	—
Paper & Forest Products	3,557,868	3,557,868	—	—
Pharmaceuticals	20,446,444	20,446,444	—	—
Road & Rail	4,936,791	4,936,791	—	—
Semiconductors & Semiconductor Equipment	5,808,747	5,808,747	—	—
Software	10,041,972	10,041,972	—	—
Specialty Retail	19,119,639	19,119,639	—	—
Textiles, Apparel & Luxury Goods	3,043,215	3,043,215	—	—
Tobacco	9,868,224	9,868,224	—	—
Total Common Stocks	247,660,742	247,660,742	—	—
Short-Term Investment - Investment Company	1,850,516	1,850,516	—	—
Total	$249,511,258	$249,511,258	—	—

Liabilities:
Options Written	$(5,025)	$(5,025)	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio*

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Australia (1.0%)
	Containers & Packaging
156,360	Amcor Ltd.	$916,861

	Austria (0.9%)
	Diversified Telecommunication Services
57,792	Telekom Austria AG	807,892

	Finland (0.9%)
	Metals & Mining
36,338	Rautaruukki Oyj (a)	785,283

	France (8.4%)
	Commercial Banks
11,613	BNP Paribas	891,860

	Diversified Telecommunication Services
36,122	France Telecom SA	864,288

	Information Technology Services
18,725	Cap Gemini SA	922,365

	Machinery
5,707	Vallourec SA	1,150,835

	Multi-Utilities
36,053	GDF Suez (a)	1,392,684

	Oil, Gas & Consumable Fuels
26,811	Total SA	1,556,413

	Real Estate Investment Trusts (REITs)
7,697	ICADE	856,735
	Total France	7,635,180

	Germany (2.6%)
	Air Freight & Logistics
71,431	Deutsche Post AG (Registered Shares)	1,239,271

	Electric Utilities
30,361	E.ON AG	1,120,935
	Total Germany	2,360,206

	Greece (1.4%)
	Commercial Banks
37,740	National Bank of Greece SA (b)	759,510

	Hotels, Restaurants & Leisure
20,060	OPAP SA	455,183
	Total Greece	1,214,693

	Ireland (3.8%)
	Construction Materials
86,328	CRH PLC	2,155,926

	Insurance
42,172	Willis Group Holdings PLC	1,319,562
	Total Ireland	3,475,488

	Israel (0.8%)
	Diversified Telecommunication Services
243,476	Bezeq Israeli Telecommunication Corp. Ltd.	691,081

	Italy (1.4%)
	Oil, Gas & Consumable Fuels
53,900	Eni SpA	1,264,544

	Japan (11.3%)
	Commercial Banks
55,200	Sumitomo Mitsui Financial Group, Inc.	1,824,452
53,000	Tokyo Tomin Bank, Ltd. (The)	704,663
		2,529,115

	Electronic Equipment, Instruments & Components
33,334	Hoya Corp.	$915,981
20,153	TDK Corp.	1,340,803
		2,256,784
	Machinery
107,448	Amada Co., Ltd.	901,051
112,680	Daifuku Co., Ltd. (a)	887,073
37,200	Mori Seiki Co., Ltd. (a)	458,783
		2,246,907
	Office Electronics
40,300	Canon, Inc.	1,866,499

	Software
3,985	Nintendo Co., Ltd.	1,334,159
	Total Japan	10,233,464

	Netherlands (4.0%)
	Food Products
30,451	Unilever NV (Share Certificates)	921,081

	Media
145,939	Reed Elsevier NV	1,773,629
42,374	Wolters Kluwer NV	918,872
		2,692,501
	Total Netherlands	3,613,582

	Singapore (2.0%)
	Air Freight & Logistics
1,208,000	Singapore Post Ltd.	906,680

	Road & Rail
791,406	ComfortDelgro Corp., Ltd.	882,514
	Total Singapore	1,789,194

	Switzerland (3.8%)
	Food Products
17,448	Nestle SA (Registered Shares)	893,581

	Hotels, Restaurants & Leisure
1,663	Kuoni Reisen Holding AG (Registered Shares)	666,367

	Pharmaceuticals
35,457	Novartis AG (Registered Shares)	1,915,095
	Total Switzerland	3,475,043

	Taiwan (2.7%)
	Computers & Peripherals
598,000	Acer, Inc.	1,766,245

	Semiconductors & Semiconductor Equipment
40,000	MediaTek, Inc.	693,998
	Total Taiwan	2,460,243

	United Kingdom (14.9%)
	Beverages
49,923	Diageo PLC	837,883

	Commercial Banks
85,026	HSBC Holdings PLC	861,898

	Electric Utilities
46,827	Scottish & Southern Energy PLC	782,369

	Insurance
221,701	Prudential PLC	1,841,957

	Media
157,674	Informa PLC	926,692

	Metals & Mining
20,802	BHP Billiton PLC	$713,414

	Oil, Gas & Consumable Fuels
75,231	Royal Dutch Shell PLC (Class A)	2,180,509

	Pharmaceuticals
60,133	GlaxoSmithKline PLC	1,154,789

	Tobacco
79,705	British American Tobacco PLC	2,747,427

	Wireless Telecommunication Services
632,258	Vodafone Group PLC	1,458,363
	Total United Kingdom	13,505,301

	United States (37.8%)
	Capital Markets
56,978	Bank of New York Mellon Corp. (The)	1,759,481
5,430	Goldman Sachs Group, Inc. (The)	926,521
		2,686,002
	Chemicals
50,236	EI Du Pont de Nemours & Co.	1,870,789

	Commercial Services & Supplies
26,018	Avery Dennison Corp.	947,315

	Computers & Peripherals
33,245	Diebold, Inc.	1,055,861

	Containers & Packaging
36,868	Bemis Co., Inc.	1,058,849
30,266	Sonoco Products Co.	931,890
		1,990,739
	Diversified Financial Services
21,275	JPMorgan Chase & Co.	952,056
49,805	Moody’s Corp.	1,481,699
		2,433,755
	Diversified Telecommunication Services
37,822	AT&T, Inc.	977,320
58,988	Verizon Communications, Inc.	1,829,808
		2,807,128
	Electric Utilities
20,943	Allete, Inc.	701,172

	Food Products
49,199	Kraft Foods, Inc. (Class A)	1,487,778
13,268	Mead Johnson Nutrition Co.	690,334
		2,178,112
	Household Products
14,479	Procter & Gamble Co. (The)	916,086

	Machinery
10,916	Caterpillar, Inc.	686,071

	Media
26,248	McGraw-Hill Cos., Inc. (The)	935,741

	Multiline Retail
51,224	JC Penney Co., Inc.	1,647,876

	Pharmaceuticals
95,547	Bristol-Myers Squibb Co.	2,551,105
23,299	Eli Lilly & Co.	843,890
		3,394,995
	Real Estate Investment Trusts (REITs)
42,216	Potlatch Corp. (a)	1,479,249

	Semiconductors & Semiconductor Equipment
61,929	Intel Corp.	$1,378,539
73,836	Texas Instruments, Inc.	1,806,767
		3,185,306
	Tobacco
68,722	Philip Morris International, Inc.	3,584,539
31,413	Reynolds American, Inc.	1,695,674
		5,280,213
	Total United States	34,196,410
	Total Common Stocks (Cost $74,551,659)	88,424,465

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (2.8%)
	Securities Held as Collateral on Loaned Securities (1.8%)
	Repurchase Agreements (0.8%)
$70	Bank of America Securities LLC (0.02%, dated 03/31/10, due 04/01/10; proceeds $69,722; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. 5.50% due 12/15/32; valued at $71,116)	69,722
391	Barclays Capital (0.37%, dated 03/31/10, due 04/01/10; proceeds $390,865; fully collateralized by common stock at the date of this Portfolio Investment as follows: Westar Energy, Inc., Visa, Inc., United Technologies Corp., Symetra Financial Corp., Symantec Corp., Sempra Energy, Seattle Genetics, Inc., North American Energy Partners, Inc., Noble Energy, Inc., McMoRan Exploration Co., Ivanhoe Mines Ltd., American Electric Power Co., Inc., Altera Corp., Transocean Ltd.; valued at $410,405)	390,861
313	ING (0.02%, dated 03/31/10, due 04/01/10; proceeds $312,689; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 10/01/39 - 11/01/39; valued at $318,955)	312,689
	Total Repurchase Agreements (Cost $773,272)	773,272

NUMBER OF SHARES (000)
	Investment Company (c) (1.0%)
876	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $875,654)		875,654

	Total Securities Held as Collateral on Loaned Securities (Cost $1,648,926)		1,648,926

	Investment Company (c) (1.0%)
917	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $917,157)		917,157

	Total Short-Term Investments (Cost $2,566,083)		2,566,083

	Total Investments (Cost $77,117,742) (d)(e)	100.5%	90,990,548
	Liabilities in Excess of Other Assets	(0.5)	(482,881)
	Net Assets	100.0%	$90,507,667

(a)

The value of loaned securities and related collateral outstanding at March 31, 2010 were $1,560,547 and $1,648,926, respectively. The Fund received cash collateral of $1,648,926 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(d)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at March 31, 2010:

CONTRACTS TO DELIVER			IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	26,676		$25,107	04/01/2010	(193)
EUR	95,176		$128,221	04/01/2010	(329)
GBP	66,630		$100,365	04/01/2010	(746)
JPY	6,040,361		$64,617	04/05/2010	8
SGD	19,111		$13,649	04/05/2010	(12)
AUD	7,225		$6,618	04/06/2010	(13)
	$4,287,888	EUR	3,203,000	04/08/2010	38,274
	$2,600,552	GBP	1,748,000	04/08/2010	51,896
EUR	3,203,000		$4,375,042	04/08/2010	48,880
GBP	1,748,000		$2,629,342	04/08/2010	(23,106)
EUR	3,367,000		$4,507,403	05/06/2010	(40,397)
GBP	1,811,000		$2,693,772	05/06/2010	(53,814)
		Net Unrealized Appreciation			$20,448

Currency Abbreviations:

AUD	Australian Dollar.
CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
SGD	Singapore Dollar.

Summary of Investments • March 31, 2010 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Tobacco	$8,027,640		9.0%
Pharmaceuticals	6,464,879		7.2
Diversified Telecommunication Services	5,170,389		5.8
Commercial Banks	5,042,383		5.6
Oil, Gas & Consumable Fuels	5,001,466		5.6
Media	4,554,934		5.1
Machinery	4,083,813		4.6
Food Products	3,992,774		4.5
Semiconductors & Semiconductor Equipment	3,879,304		4.3
Insurance	3,161,519		3.5
Containers & Packaging	2,907,600		3.3
Computers & Peripherals	2,822,106		3.2
Capital Markets	2,686,002		3.0
Electric Utilities	2,604,476		2.9
Diversified Financial Services	2,433,755		2.7
Real Estate Investment Trusts (REITs)	2,335,984		2.6
Electronic Equipment, Instruments & Components	2,256,784		2.5
Construction Materials	2,155,926		2.4
Air Freight & Logistics	2,145,951		2.4
Chemicals	1,870,789		2.1
Office Electronics	1,866,499		2.1
Multiline Retail	1,647,876		1.9
Metals & Mining	1,498,697		1.7
Wireless Telecommunication Services	1,458,363		1.6
Multi-Utilities	1,392,684		1.6
Software	1,334,159		1.5
Hotels, Restaurants & Leisure	1,121,550		1.3
Commercial Services & Supplies	947,315		1.1
Information Technology Services	922,365		1.0
Investment Company	917,157		1.0
Household Products	916,086		1.0
Road & Rail	882,514		1.0
Beverages	837,883		0.9
	$89,341,622	+^	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

^	Does not include open forward foreign currency contracts with net unrealized appreciation of $20,448.

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Air Freight & Logistics	$2,145,951	$2,145,951	—	—
Beverages	837,883	837,883	—	—
Capital Markets	2,686,002	2,686,002	—	—
Chemicals	1,870,789	1,870,789	—	—
Commercial Banks	5,042,383	5,042,383	—	—
Commercial Services & Supplies	947,315	947,315	—	—
Computers & Peripherals	2,822,106	2,822,106	—	—
Construction Materials	2,155,926	2,155,926	—	—
Containers & Packaging	2,907,600	2,907,600	—	—
Diversified Financial Services	2,433,755	2,433,755	—	—
Diversified Telecommunication Services	5,170,389	5,170,389	—	—
Electric Utilities	2,604,476	2,604,476	—	—
Electronic Equipment, Instruments & Components	2,256,784	2,256,784	—	—
Food Products	3,992,774	3,992,774	—	—
Hotels, Restaurants & Leisure	1,121,550	1,121,550	—	—
Household Products	916,086	916,086	—	—
Information Technology Services	922,365	922,365	—	—
Insurance	3,161,519	3,161,519	—	—
Machinery	4,083,813	4,083,813	—	—
Media	4,554,934	4,554,934	—	—
Metals & Mining	1,498,697	1,498,697	—	—
Multi-Utilities	1,392,684	1,392,684	—	—
Multiline Retail	1,647,876	1,647,876	—	—
Office Electronics	1,866,499	1,866,499	—	—
Oil, Gas & Consumable Fuels	5,001,466	5,001,466	—	—
Pharmaceuticals	6,464,879	6,464,879	—	—
Real Estate Investment Trusts (REITs)	2,335,984	2,335,984	—	—
Road & Rail	882,514	882,514	—	—
Semiconductors & Semiconductor Equipment	3,879,304	3,879,304	—	—
Software	1,334,159	1,334,159	—	—
Tobacco	8,027,640	8,027,640	—	—
Wireless Telecommunication Services	1,458,363	1,458,363	—	—
Total Common Stocks	88,424,465	88,424,465	—	—
Short-Term Investments
Repurchase Agreements	773,272	—	773,272	—
Investment Company	1,792,811	1,792,811	—	—
Total Short-Term Investments	2,566,083	1,792,811	773,272	—
Forward Foreign Currency Contracts	139,058	—	139,058	—
Total	$91,129,606	$90,217,276	$912,330	—

Liabilities:
Forward Foreign Currency Contracts	$(118,610)	—	$(118,610)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, securities with a total value of $49,224,678 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.1%)
	Belgium (1.8%)
	Chemicals
38,011	Umicore	$1,327,392

	Finland (1.0%)
	Machinery
17,939	Kone Oyj (Class B)	741,421

	France (10.9%)
	Commercial Banks
27,587	BNP Paribas	2,118,637
27,012	Societe Generale	1,698,876
		3,817,513
	Electrical Equipment
15,131	Schneider Electric SA (a)	1,774,732

	Hotels, Restaurants & Leisure
20,427	Accor SA	1,130,082

	Multi-Utilities
39,724	GDF Suez (a)	1,534,491
	Total France	8,256,818

	Germany (15.1%)
	Automobiles
33,057	Daimler AG	1,556,230

	Diversified Telecommunication Services
90,140	Deutsche Telecom AG (Registered Shares)	1,221,744

	Industrial Conglomerates
22,607	Siemens AG (Registered Shares)	2,264,120

	Insurance
13,943	Allianz SE (Registered Shares) (a)	1,748,195
8,676	Muenchener Rueckversicherungs AG (Registered Shares) (a)	1,407,955
		3,156,150
	Machinery
16,329	MAN SE (a)	1,366,962

	Pharmaceuticals
27,801	Bayer AG (a)	1,880,486
	Total Germany	11,445,692

	Greece (1.3%)
	Commercial Banks
48,550	National Bank of Greece SA (b)	977,059

	Italy (2.4%)
	Oil, Gas & Consumable Fuels
77,706	Eni SpA	1,823,055

	Luxembourg (2.4%)
	Metals & Mining
41,305	ArcelorMittal (a)	1,812,582

	Netherlands (1.8%)
	Diversified Telecommunication Services
87,982	Koninklijke KPN NV (a)	1,393,918

	Portugal (1.2%)
	Oil, Gas & Consumable Fuels
52,719	Galp Energia SGPS SA (Class B)	915,700

	Spain (1.9%)
	Commercial Banks
104,840	Banco Bilbao Vizcaya Argentaria SA (a)	1,434,434

	Switzerland (13.2%)
	Capital Markets
1	UBS AG (Registered Shares) (b)	12

	Food Products
69,525	Nestle SA (Registered Shares)	$3,560,651

	Insurance
6,408	Zurich Financial Services AG	1,642,718

	Pharmaceuticals
40,796	Novartis AG (Registered Shares)	2,203,464
15,782	Roche Holding AG	2,559,486
		4,762,950
	Total Switzerland	9,966,331

	United Kingdom (42.0%)
	Aerospace & Defense
219,003	BAE Systems PLC	1,233,965
140,204	Rolls-Royce Group PLC (b)	1,266,980
		2,500,945
	Commercial Banks
386,546	Barclays PLC	2,113,456
298,126	HSBC Holdings PLC	3,022,067
		5,135,523
	Diversified Telecommunication Services
409,407	TalkTalk Telecom Group PLC (b)	801,443

	Food & Staples Retailing
229,362	Tesco PLC	1,515,610
280,083	WM Morrison Supermarkets PLC	1,247,449
		2,763,059
	Health Care Equipment & Supplies
78,630	SSL International PLC	970,078

	Insurance
132,357	Prudential PLC	1,099,661

	Media
110,221	Reed Elsevier PLC	878,951

	Metals & Mining
50,150	Anglo American PLC (b)	2,187,185

	Oil, Gas & Consumable Fuels
119,573	BG Group PLC	2,069,456
81,620	Royal Dutch Shell PLC (Class A)	2,365,689
56,505	Tullow Oil PLC (b)	1,071,827
		5,506,972
	Pharmaceuticals
106,096	GlaxoSmithKline PLC	2,037,459

	Specialty Retail
166,826	Carphone Warehouse Group PLC (b)	403,786
2,236,469	DSG International PLC (a)(b)	1,186,145
		1,589,931
	Tobacco
58,811	British American Tobacco PLC	2,027,212
55,524	Imperial Tobacco Group PLC	1,693,575
		3,720,787
	Wireless Telecommunication Services
1,099,824	Vodafone Group PLC	2,536,849
	Total United Kingdom	31,728,843

	United States (2.1%)
	Auto Components
31,408	Autoliv, Inc. (SDR) (a)(b)	1,624,642
	Total Common Stocks (Cost $66,771,697)	73,447,887

Preferred Stock (1.7%)
Germany
Health Care Equipment & Supplies
16,532	Fresenius SE (a) (Cost $1,304,326)	$1,248,196

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (17.2%)
	Securities Held as Collateral on Loaned Securities (16.1%)
	Repurchase Agreements (7.6%)
$514	Bank of America Securities LLC (0.02%, dated 03/31/10, due 04/01/10; proceeds $513,551; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. 5.50% due 12/15/32; valued at $523,822)	513,551
2,879	Barclays Capital (0.37%, dated 03/31/10, due 04/01/10; proceeds $2,879,001; fully collateralized by common stock at the date of this Portfolio Investment as follows: Westar Energy, Inc., Visa, Inc., United Technologies Corp., Symetra Financial Corp., Symantec Corp., Sempra Energy, Seattle Genetics, Inc., North American Energy Partners, Inc., Noble Energy, Inc., McMoRan Exploration Co., Ivanhoe Mines Ltd., American Electric Power Co., Inc., Altera Corp., Transocean Ltd.; valued at $3,022,923)	2,878,972
2,303	ING (0.02%, dated 03/31/10, due 04/01/10; proceeds $2,303,179; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 10/01/39 - 11/01/39; valued at $2,349,332)	2,303,177
	Total Repurchase Agreements (Cost $5,695,700)	5,695,700

NUMBER OF SHARES (000)
	Investment Company (c) (8.5%)
6,450	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $6,449,818)		6,449,818

	Total Securities Held as Collateral on Loaned Securities (Cost $12,145,518)		12,145,518
	Investment Company (c) (1.1%)
842	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $841,616)		841,616
	Total Short-Term Investments (Cost $12,987,134)		12,987,134

	Total Investments (Cost $81,063,157) (d)	116.0%	87,683,217
	Liabilities in Excess of Other Assets	(16.0)	(12,077,729)
	Net Assets	100.0%	$75,605,488

SDR	Swedish Depositary Receipt.
(a)

The value of loaned securities and related collateral outstanding at March 31, 2010 were $11,605,629 and $12,145,518, respectively. The Fund received cash collateral of $12,145,518 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Summary of Investments • March 31, 2010 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Commercial Banks	$11,364,529		15.0%
Pharmaceuticals	8,680,895		11.5
Oil, Gas & Consumable Fuels	8,245,727		10.9
Insurance	5,898,529		7.8
Metals & Mining	3,999,767		5.3
Tobacco	3,720,787		4.9
Food Products	3,560,651		4.7
Diversified Telecommunication Services	3,417,105		4.5
Food & Staples Retailing	2,763,059		3.7
Wireless Telecommunication Services	2,536,849		3.4
Aerospace & Defense	2,500,945		3.3
Industrial Conglomerates	2,264,120		3.0
Health Care Equipment & Supplies	2,218,274		2.9
Machinery	2,108,383		2.8
Electrical Equipment	1,774,732		2.3
Auto Components	1,624,642		2.2
Specialty Retail	1,589,931		2.1
Automobiles	1,556,230		2.1
Multi-Utilities	1,534,491		2.0
Chemicals	1,327,392		1.8
Hotels, Restaurants & Leisure	1,130,082		1.5
Media	878,951		1.2
Investment Company	841,616		1.1
Capital Markets	12		—
	$75,537,699	+	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Aerospace & Defense	$2,500,945	$2,500,945	—	—
Auto Components	1,624,642	1,624,642	—	—
Automobiles	1,556,230	1,556,230	—	—
Capital Markets	12	12	—	—
Chemicals	1,327,392	1,327,392	—	—
Commercial Banks	11,364,529	11,364,529	—	—
Diversified Telecommunication Services	3,417,105	3,417,105	—	—
Electrical Equipment	1,774,732	1,774,732	—	—
Food & Staples Retailing	2,763,059	2,763,059	—	—
Food Products	3,560,651	3,560,651	—	—
Health Care Equipment & Supplies	970,078	970,078	—	—
Hotels, Restaurants & Leisure	1,130,082	1,130,082	—	—
Industrial Conglomerates	2,264,120	2,264,120	—	—
Insurance	5,898,529	5,898,529	—	—
Machinery	2,108,383	2,108,383	—	—
Media	878,951	878,951	—	—
Metals & Mining	3,999,767	3,999,767	—	—
Multi-Utilities	1,534,491	1,534,491	—	—
Oil, Gas & Consumable Fuels	8,245,727	8,245,727	—	—
Pharmaceuticals	8,680,895	8,680,895	—	—
Specialty Retail	1,589,931	1,589,931	—	—
Tobacco	3,720,787	3,720,787	—	—
Wireless Telecommunication Services	2,536,849	2,536,849	—	—
Total Common Stocks	73,447,887	73,447,887	—	—
Preferred Stock	1,248,196	1,248,196	—	—
Short-Term Investments
Repurchase Agreements	5,695,700	—	5,695,700	—
Investment Company	7,291,434	7,291,434	—	—
Total Short-Term Investments	12,987,134	7,291,434	5,695,700	—
Total	$87,683,217	$81,987,517	$5,695,700	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, securities with a total value of $69,541,050 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Capital Opportunities Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.2%)
	Air Freight & Logistics (2.1%)
154,010	Expeditors International of Washington, Inc.	$5,686,049

	Capital Markets (3.7%)
118,634	Greenhill & Co., Inc.	9,738,665

	Chemicals (3.5%)
129,255	Monsanto Co.	9,231,392

	Computers & Peripherals (9.9%)
81,128	Apple, Inc. (a)	19,059,401
243,274	Teradata Corp. (a)	7,028,186
		26,087,587
	Distributors (3.7%)
2,010,000	Li & Fung Ltd. (Bermuda) (b)	9,889,171

	Diversified Financial Services (7.1%)
756,374	BM&F Bovespa SA (Brazil)	5,074,115
224,821	Leucadia National Corp. (a)	5,577,809
223,158	MSCI, Inc. (Class A) (a)	8,056,004
		18,707,928
	Health Care Technology (2.4%)
170,087	athenahealth, Inc. (a)	6,218,381

	Hotels, Restaurants & Leisure (6.9%)
252,960	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	9,916,032
110,514	Wynn Resorts Ltd.	8,380,277
		18,296,309
	Information Technology Services (6.3%)
41,006	Mastercard, Inc. (Class A)	10,415,524
336,599	Redecard SA (Brazil)	6,227,181
		16,642,705
	Internet & Catalog Retail (6.9%)
133,873	Amazon.com, Inc. (a)	18,170,582

	Internet Software & Services (17.9%)
22,067	Baidu, Inc. (ADR) (Cayman Islands) (a)	13,173,999
30,676	Google, Inc. (Class A) (a)	17,393,599
838,300	Tencent Holdings Ltd. (Cayman Islands) (b)	16,821,604
		47,389,202
	Life Sciences Tools & Services (5.1%)
181,201	Illumina, Inc. (a)	7,048,719
102,339	Techne Corp.	6,517,971
		13,566,690
	Oil, Gas & Consumable Fuels (5.8%)
127,706	Range Resources Corp.	5,985,580
200,051	Ultra Petroleum Corp. (Canada) (a)	9,328,378
		15,313,958
	Professional Services (5.0%)
147,773	CoStar Group, Inc. (a)	6,135,535
246,957	Verisk Analytics, Inc. (Class A) (a)	6,964,187
		13,099,722
	Real Estate Management & Development (3.8%)
391,554	Brookfield Asset Management, Inc. (Class A) (Canada)	9,953,303

	Semiconductors & Semiconductor Equipment (2.0%)
262,522	Tessera Technologies, Inc. (a)	5,323,946

	Software (3.1%)
111,709	Salesforce.com, Inc. (a)	8,316,735
	Total Common Stocks (Cost $201,194,052)	251,632,325

Convertible Preferred Stocks (0.6%)
Auto-Cars/Light Trucks
488,605	Better Place, LLC (Cost $1,465,815)(c)(d)	$1,465,815

NUMBER OF SHARES (000)
	Short-Term Investment (e) (4.8%)
	Investment Company
12,735	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $12,735,129)		12,735,129

	Total Investments (Cost $215,394,996) (f)	100.6%	265,833,269
	Liabilities in Excess of Other Assets	(0.6)	(1,648,933)
	Net Assets	100.0%	$264,184,336

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)

Securities with a total market value equal to $1,465,815 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	Illiquid security. Resale is restricted to qualified institutional investors.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Air Freight & Logistics	$5,686,049	$5,686,049	—	—
Capital Markets	9,738,665	9,738,665	—	—
Chemicals	9,231,392	9,231,392	—	—
Computers & Peripherals	26,087,587	26,087,587	—	—
Distributors	9,889,171	9,889,171	—	—
Diversified Financial Services	18,707,928	18,707,928	—	—
Health Care Technology	6,218,381	6,218,381	—	—
Hotels, Restaurants & Leisure	18,296,309	18,296,309	—	—
Information Technology Services	16,642,705	16,642,705	—	—
Internet & Catalog Retail	18,170,582	18,170,582	—	—
Internet Software & Services	47,389,202	47,389,202	—	—
Life Sciences Tools & Services	13,566,690	13,566,690	—	—
Oil, Gas & Consumable Fuels	15,313,958	15,313,958	—	—
Professional Services	13,099,722	13,099,722	—	—
Real Estate Management & Development	9,953,303	9,953,303	—	—
Semiconductors & Semiconductor Equipment	5,323,946	5,323,946	—	—
Software	8,316,735	8,316,735	—	—
Total Common Stocks	251,632,325	251,632,325	—	—
Convertible Preferred Stocks	1,465,815	—	—	$1,465,815
Short-Term Investment - Investment Company	12,735,129	12,735,129	—	—
Total	$265,833,269	$264,367,454	—	$1,465,815

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, securities with a total value of $38,012,071 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$—
Net purchases (sales)	1,465,815
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$1,465,815

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - S&P 500 Index Portfolio*

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.3%)
	Aerospace & Defense (2.9%)
9,297	Boeing Co. (The)	$675,055
4,720	General Dynamics Corp.	364,384
1,380	Goodrich Corp.	97,318
9,536	Honeywell International, Inc.	431,695
2,071	ITT Corp.	111,026
1,350	L-3 Communications Holdings, Inc.	123,700
4,065	Lockheed Martin Corp.	338,289
3,716	Northrop Grumman Corp.	243,658
1,713	Precision Castparts Corp.	217,054
4,701	Raytheon Co.	268,521
1,767	Rockwell Collins, Inc.	110,597
11,591	United Technologies Corp.	853,214
		3,834,511
	Air Freight & Logistics (1.0%)
1,940	C.H. Robinson Worldwide, Inc.	108,349
2,313	Expeditors International of Washington, Inc.	85,396
4,049	FedEx Corp.	378,176
12,231	United Parcel Service, Inc. (Class B)	787,799
		1,359,720
	Airlines (0.1%)
8,393	Southwest Airlines Co.	110,955

	Auto Components (0.2%)
3,407	Goodyear Tire & Rubber Co. (The) (a)	43,065
8,390	Johnson Controls, Inc.	276,786
		319,851
	Automobiles (0.5%)
41,217	Ford Motor Co. (a)	518,098
3,288	Harley-Davidson, Inc.	92,294
		610,392
	Beverages (2.5%)
1,385	Brown-Forman Corp. (Class B)	82,338
28,851	Coca-Cola Co. (The)	1,586,805
3,510	Coca-Cola Enterprises, Inc.	97,087
2,749	Constellation Brands, Inc. (Class A) (a)	45,194
2,830	Dr Pepper Snapple Group, Inc.	99,531
2,102	Molson Coors Brewing Co. (Class B)	88,410
20,269	PepsiCo, Inc.	1,340,997
		3,340,362
	Biotechnology (1.5%)
12,045	Amgen, Inc. (a)	719,809
3,166	Biogen Idec, Inc. (a)	181,602
5,691	Celgene Corp. (a)	352,615
967	Cephalon, Inc. (a)	65,543
3,307	Genzyme Corp. (a)	171,402
11,309	Gilead Sciences, Inc. (a)	514,333
		2,005,304
	Building Products (0.1%)
5,082	Masco Corp.	78,873

	Capital Markets (2.7%)
3,059	Ameriprise Financial, Inc.	138,756
15,304	Bank of New York Mellon Corp. (The)	472,588
11,768	Charles Schwab Corp. (The)	219,944
12,787	E*Trade Financial Corp. (a)	21,099
1,251	Federated Investors, Inc. (Class B)	33,001
1,885	Franklin Resources, Inc.	209,046
6,516	Goldman Sachs Group, Inc. (The)	1,111,825

5,436	Invesco Ltd. (Bermuda)	$119,103
2,229	Janus Capital Group, Inc.	31,852
2,004	Legg Mason, Inc.	57,455
17,449	Morgan Stanley (b)	511,081
3,149	Northern Trust Corp.	174,014
6,078	State Street Corp.	274,361
3,150	T. Rowe Price Group, Inc.	173,029
		3,547,154
	Chemicals (1.9%)
2,602	Air Products & Chemicals, Inc.	192,418
1,095	Airgas, Inc.	69,664
669	CF Industries Holdings, Inc.	61,000
14,076	Dow Chemical Co. (The)	416,227
1,024	Eastman Chemical Co.	65,208
2,912	Ecolab, Inc.	127,982
11,249	EI Du Pont de Nemours & Co.	418,913
990	FMC Corp.	59,935
1,111	International Flavors & Fragrances, Inc.	52,961
6,988	Monsanto Co.	499,083
1,916	PPG Industries, Inc.	125,306
3,729	Praxair, Inc.	309,507
1,288	Sigma-Aldrich Corp.	69,114
		2,467,318
	Commercial Banks (3.1%)
8,796	BB&T Corp.	284,902
2,125	Comerica, Inc.	80,835
9,750	Fifth Third Bancorp	132,502
3,159	First Horizon National Corp. (a)	44,389
6,648	Huntington Bancshares, Inc.	35,700
10,036	KeyCorp	77,779
1,090	M&T Bank Corp.	86,524
4,933	Marshall & Ilsley Corp.	39,711
6,313	PNC Financial Services Group, Inc.	376,888
13,934	Regions Financial Corp.	109,382
6,261	SunTrust Banks, Inc.	167,732
23,510	US Bancorp	608,439
64,452	Wells Fargo & Co.	2,005,738
1,629	Zions BanCorp.	35,545
		4,086,066
	Commercial Services & Supplies (0.5%)
1,501	Avery Dennison Corp.	54,652
1,855	Cintas Corp.	52,107
2,538	Iron Mountain, Inc.	69,541
2,911	Pitney Bowes, Inc.	71,174
3,648	Republic Services, Inc.	105,865
2,895	RR Donnelley & Sons Co.	61,808
1,208	Stericycle, Inc. (a)	65,836
6,075	Waste Management, Inc.	209,162
		690,145
	Communications Equipment (2.5%)
71,728	Cisco Systems, Inc. (a)	1,867,080
1,901	Harris Corp.	90,279
3,104	JDS Uniphase Corp. (a)	38,893
6,576	Juniper Networks, Inc. (a)	201,752
30,087	Motorola, Inc. (a)	211,211
20,870	QUALCOMM, Inc.	876,331
5,620	Tellabs, Inc.	42,543
		3,328,089

	Computers & Peripherals (5.7%)
11,364	Apple, Inc. (a)	$2,669,744
20,903	Dell, Inc. (a)	313,754
26,219	EMC Corp. (a)	472,991
29,521	Hewlett-Packard Co.	1,569,041
16,166	International Business Machines Corp.	2,073,289
1,107	Lexmark International, Inc. (Class A) (a)	39,941
3,911	NetApp, Inc. (a)	127,342
1,806	QLogic Corp. (a)	36,662
3,192	SanDisk Corp. (a)	110,539
2,485	Teradata Corp. (a)	71,792
3,115	Western Digital Corp. (a)	121,454
		7,606,549
	Construction & Engineering (0.2%)
2,030	Fluor Corp.	94,415
1,735	Jacobs Engineering Group, Inc. (a)	78,405
2,726	Quanta Services, Inc. (a)	52,230
		225,050
	Construction Materials (0.1%)
1,555	Vulcan Materials Co.	73,458

	Consumer Finance (0.8%)
14,762	American Express Co.	609,080
5,850	Capital One Financial Corp.	242,249
6,777	Discover Financial Services	100,977
6,599	SLM Corp. (a)	82,619
		1,034,925
	Containers & Packaging (0.2%)
1,336	Ball Corp.	71,316
1,407	Bemis Co., Inc.	40,409
2,356	Owens-Illinois, Inc. (a)	83,732
1,855	Pactiv Corp. (a)	46,709
2,229	Sealed Air Corp.	46,987
		289,153
	Distributors (0.1%)
2,251	Genuine Parts Co.	95,082

	Diversified Consumer Services (0.2%)
1,504	Apollo Group, Inc. (Class A) (a)	92,180
851	DeVry, Inc.	55,485
4,786	H&R Block, Inc.	85,191
		232,856
	Diversified Financial Services (4.6%)
125,264	Bank of America Corp.	2,235,960
246,980	Citigroup, Inc. (a)(c)	1,000,269
849	CME Group, Inc.	268,377
1,020	IntercontinentalExchange, Inc. (a)	114,424
49,676	JPMorgan Chase & Co.	2,223,001
2,499	Leucadia National Corp. (a)	62,000
2,743	Moody’s Corp.	81,604
1,922	NASDAQ OMX Group, Inc. (The) (a)	40,593
2,810	NYSE Euronext	83,204
		6,109,432
	Diversified Telecommunication Services (2.5%)
74,357	AT&T, Inc.	1,921,385
3,490	CenturyTel, Inc.	123,755
4,396	Frontier Communications Corp.	32,706
20,687	Qwest Communications International, Inc.	107,986
35,601	Verizon Communications, Inc.	1,104,343

6,205	Windstream Corp.	$67,573
		3,357,748
	Electric Utilities (1.8%)
2,387	Allegheny Energy, Inc.	54,901
5,820	American Electric Power Co., Inc.	198,928
16,225	Duke Energy Corp.	264,792
3,819	Edison International	130,495
2,290	Entergy Corp.	186,291
8,262	Exelon Corp.	361,958
3,706	FirstEnergy Corp.	144,868
5,359	FPL Group, Inc.	259,000
2,199	Northeast Utilities	60,780
3,053	Pepco Holdings, Inc.	52,359
1,424	Pinnacle West Capital Corp.	53,728
4,428	PPL Corp.	122,700
3,715	Progress Energy, Inc.	146,222
10,291	Southern Co.	341,250
		2,378,272
	Electrical Equipment (0.6%)
9,552	Emerson Electric Co.	480,848
647	First Solar, Inc. (a)	79,355
1,998	Rockwell Automation, Inc.	112,607
1,193	Roper Industries, Inc.	69,003
		741,813
	Electronic Equipment, Instruments & Components (0.6%)
4,027	Agilent Technologies, Inc. (a)	138,489
1,880	Amphenol Corp. (Class A)	79,317
19,048	Corning, Inc.	384,960
1,960	FLIR Systems, Inc. (a)	55,272
2,975	Jabil Circuit, Inc.	48,165
1,989	Molex, Inc.	41,491
		747,694
	Energy Equipment & Services (1.8%)
3,720	Baker Hughes, Inc.	174,245
4,122	BJ Services Co.	88,211
3,100	Cameron International Corp. (a)	132,866
969	Diamond Offshore Drilling, Inc.	86,057
1,414	FMC Technologies, Inc. (a)	91,387
11,662	Halliburton Co.	351,376
1,343	Helmerich & Payne, Inc.	51,141
4,018	Nabors Industries Ltd. (Bermuda) (a)	78,873
5,324	National Oilwell Varco, Inc.	216,048
1,596	Rowan Cos., Inc. (a)	46,460
15,035	Schlumberger Ltd. (Netherlands Antilles)	954,121
3,090	Smith International, Inc.	132,314
		2,403,099
	Food & Staples Retailing (2.7%)
5,652	Costco Wholesale Corp.	337,481
17,757	CVS Caremark Corp.	649,196
8,011	Kroger Co. (The)	173,518
4,919	Safeway, Inc.	122,287
2,990	SUPERVALU, Inc.	49,873
7,528	Sysco Corp.	222,076
26,832	Wal-Mart Stores, Inc.	1,491,859
12,695	Walgreen Co.	470,858
1,981	Whole Foods Market, Inc. (a)	71,613
		3,588,761

	Food Products (1.8%)
8,291	Archer-Daniels-Midland Co.	$239,610
2,043	Campbell Soup Co.	72,220
5,141	ConAgra Foods, Inc.	128,885
2,174	Dean Foods Co. (a)	34,110
4,006	General Mills, Inc.	283,585
2,342	Hershey Co. (The)	100,261
3,833	HJ Heinz Co.	174,823
980	Hormel Foods Corp.	41,170
1,672	JM Smucker Co. (The)	100,755
3,024	Kellogg Co.	161,572
21,564	Kraft Foods, Inc. (Class A)	652,095
1,836	McCormick & Co., Inc.	70,429
2,359	Mead Johnson Nutrition Co.	122,739
7,934	Sara Lee Corp.	110,520
4,266	Tyson Foods, Inc. (Class A)	81,694
		2,374,468
	Gas Utilities (0.2%)
1,848	EQT Corp.	75,768
638	Nicor, Inc.	26,745
1,338	Oneok, Inc.	61,079
2,449	Questar Corp.	105,797
		269,389
	Health Care Equipment & Supplies (1.9%)
7,685	Baxter International, Inc.	447,267
3,102	Becton Dickinson and Co.	244,220
18,343	Boston Scientific Corp. (a)	132,436
1,089	C.R. Bard, Inc.	94,329
2,539	CareFusion Corp. (a)	67,106
2,103	DENTSPLY International, Inc.	73,290
2,254	Hospira, Inc. (a)	127,689
451	Intuitive Surgical, Inc. (a)	157,007
13,942	Medtronic, Inc.	627,808
3,965	St Jude Medical, Inc. (a)	162,763
3,523	Stryker Corp.	201,586
1,755	Varian Medical Systems, Inc. (a)	97,104
2,683	Zimmer Holdings, Inc. (a)	158,834
		2,591,439
	Health Care Providers & Services (2.1%)
5,700	Aetna, Inc.	200,127
3,265	AmerisourceBergen Corp.	94,424
4,293	Cardinal Health, Inc.	154,677
3,142	CIGNA Corp.	114,934
2,104	Coventry Health Care, Inc. (a)	52,011
1,466	DaVita, Inc. (a)	92,944
3,318	Express Scripts, Inc. (a)	337,640
2,382	Humana, Inc. (a)	111,406
1,176	Laboratory Corp. of America Holdings (a)	89,035
3,502	McKesson Corp.	230,152
5,613	Medco Health Solutions, Inc. (a)	362,375
1,288	Patterson Cos., Inc.	39,992
1,834	Quest Diagnostics, Inc.	106,904
5,862	Tenet Healthcare Corp. (a)	33,531
14,345	UnitedHealth Group, Inc. (a)	468,651
5,689	WellPoint, Inc. (a)	366,258
		2,855,061
	Hotels, Restaurants & Leisure (1.5%)
5,348	Carnival Corp. (Units) (Panama) (a)(d)	207,930
1,959	Darden Restaurants, Inc.	87,254

4,161	International Game Technology	$76,771
2,916	Marriott International, Inc. (Class A)	91,912
13,352	McDonald’s Corp.	890,846
9,509	Starbucks Corp. (a)	230,783
2,585	Starwood Hotels & Resorts Worldwide, Inc.	120,564
2,504	Wyndham Worldwide Corp.	64,428
870	Wynn Resorts Ltd.	65,972
5,764	Yum! Brands, Inc.	220,934
		2,057,394
	Household Durables (0.4%)
3,890	DR Horton, Inc.	49,014
2,117	Fortune Brands, Inc.	102,696
827	Harman International Industries, Inc. (a)	38,687
2,206	Leggett & Platt, Inc.	47,738
1,995	Lennar Corp. (Class A)	34,334
3,914	Newell Rubbermaid, Inc.	59,493
3,326	Pulte Group, Inc. (a)	37,417
2,036	Stanley Black & Decker, Inc.	116,887
1,038	Whirlpool Corp.	90,565
		576,831
	Household Products (2.4%)
1,551	Clorox Co.	99,481
6,299	Colgate-Palmolive Co.	537,053
5,060	Kimberly-Clark Corp.	318,173
36,172	Procter & Gamble Co. (The)	2,288,602
		3,243,309
	Independent Power Producers & Energy Traders (0.2%)
7,429	AES Corp. (The) (a)	81,719
2,519	Constellation Energy Group, Inc.	88,442
3,332	NRG Energy, Inc. (a)	69,639
		239,800
	Industrial Conglomerates (2.4%)
8,753	3M Co.	731,488
134,294	General Electric Co. (e)	2,444,151
3,405	Textron, Inc.	72,288
		3,247,927
	Information Technology Services (1.5%)
6,564	Automatic Data Processing, Inc.	291,901
3,558	Cognizant Technology Solutions Corp. (Class A) (a)	181,387
2,139	Computer Sciences Corp. (a)	116,554
3,745	Fidelity National Information Services, Inc.	87,783
1,707	Fiserv, Inc. (a)	86,647
1,230	Mastercard, Inc. (Class A)	312,420
3,662	Paychex, Inc.	112,424
3,266	SAIC, Inc. (a)	57,808
2,779	Total System Services, Inc.	43,519
5,481	Visa, Inc. (Class A)	498,936
8,842	Western Union Co. (The)	149,960
		1,939,339
	Insurance (3.8%)
5,980	Aflac, Inc.	324,654
6,784	Allstate Corp. (The) (f)	219,191
1,898	American International Group, Inc. (a)	64,798
3,163	AON Corp.	135,092
1,661	Assurant, Inc.	57,105
20,832	Berkshire Hathaway, Inc. (Class B) (a)	1,693,017
4,088	Chubb Corp.	211,963
2,293	Cincinnati Financial Corp.	66,268

6,116	Genworth Financial, Inc. (Class A) (a)	$112,167
4,701	Hartford Financial Services Group, Inc.	133,602
3,613	Lincoln National Corp.	110,919
4,416	Loews Corp.	164,628
6,136	Marsh & McLennan Cos., Inc.	149,841
10,372	MetLife, Inc. (g)	449,522
3,845	Principal Financial Group, Inc.	112,312
8,451	Progressive Corp. (The)	161,330
5,596	Prudential Financial, Inc.	338,558
1,201	Torchmark Corp.	64,266
6,185	Travelers Cos., Inc. (The)	333,619
4,676	Unum Group	115,825
4,671	XL Capital Ltd. (Class A) (Cayman Islands)	88,282
		5,106,959
	Internet & Catalog Retail (0.6%)
4,186	Amazon.com, Inc. (a)	568,166
2,958	Expedia, Inc.	73,831
567	Priceline.com, Inc. (a)	144,585
		786,582
	Internet Software & Services (1.9%)
2,388	Akamai Technologies, Inc. (a)	75,007
14,552	eBay, Inc. (a)	392,177
3,005	Google, Inc. (Class A) (a)	1,703,865
1,740	Monster Worldwide, Inc. (a)	28,901
2,740	VeriSign, Inc. (a)	71,268
15,291	Yahoo!, Inc. (a)	252,760
		2,523,978
	Leisure Equipment & Products (0.2%)
3,791	Eastman Kodak Co. (a)	21,950
1,749	Hasbro, Inc.	66,952
5,061	Mattel, Inc.	115,087
		203,989
	Life Sciences Tools & Services (0.4%)
2,437	Life Technologies Corp. (a)	127,382
780	Millipore Corp. (a)	82,368
1,668	PerkinElmer, Inc.	39,865
4,862	Thermo Fisher Scientific, Inc. (a)	250,101
988	Waters Corp. (a)	66,730
		566,446
	Machinery (1.7%)
7,683	Caterpillar, Inc.	482,877
2,342	Cummins, Inc.	145,087
3,223	Danaher Corp.	257,550
5,525	Deere & Co.	328,516
2,087	Dover Corp.	97,567
1,927	Eaton Corp.	146,009
798	Flowserve Corp.	87,995
4,979	Illinois Tool Works, Inc.	235,805
4,446	PACCAR, Inc.	192,690
1,667	Pall Corp.	67,497
1,848	Parker Hannifin Corp.	119,640
811	Snap-On, Inc.	35,149
		2,196,382
	Media (3.0%)
7,675	CBS Corp. (Class B)	106,990
35,094	Comcast Corp. (Class A)	660,469
11,321	DIRECTV (Class A) (a)	382,763
3,600	Discovery Communications, Inc. (Class A) (a)	121,644

3,221	Gannett Co., Inc.	$53,211
6,729	Interpublic Group of Cos., Inc. (a)	55,985
3,695	McGraw-Hill Cos., Inc. (The)	131,727
510	Meredith Corp.	17,549
1,645	New York Times Co. (The) (Class A) (a)	18,309
28,473	News Corp. (Class A)	410,296
3,656	Omnicom Group, Inc.	141,889
1,272	Scripps Networks Interactive, Inc. (Class A)	56,413
4,325	Time Warner Cable, Inc.	230,566
14,238	Time Warner, Inc.	445,222
7,744	Viacom, Inc. (Class B) (a)	266,239
24,308	Walt Disney Co. (The)	848,592
85	Washington Post Co. (The) (Class B)	37,755
		3,985,619
	Metals & Mining (1.1%)
1,582	AK Steel Holding Corp.	36,165
12,445	Alcoa, Inc.	177,217
1,360	Allegheny Technologies, Inc.	73,426
1,489	Cliffs Natural Resources, Inc.	105,645
5,526	Freeport-McMoRan Copper & Gold, Inc.	461,642
6,176	Newmont Mining Corp.	314,544
3,817	Nucor Corp.	173,215
1,202	Titanium Metals Corp. (a)	19,941
1,679	United States Steel Corp.	106,650
		1,468,445
	Multi-Utilities (1.3%)
2,986	Ameren Corp.	77,875
4,860	Centerpoint Energy, Inc.	69,790
3,194	CMS Energy Corp.	49,379
3,266	Consolidated Edison, Inc.	145,468
7,463	Dominion Resources, Inc.	306,804
2,302	DTE Energy Co.	102,669
1,079	Integrys Energy Group, Inc.	51,123
3,873	NiSource, Inc.	61,193
4,475	PG&E Corp.	189,830
6,394	Public Service Enterprise Group, Inc.	188,751
1,658	SCANA Corp.	62,324
2,978	Sempra Energy	148,602
3,005	TECO Energy, Inc.	47,749
1,651	Wisconsin Energy Corp.	81,576
5,118	Xcel Energy, Inc.	108,502
		1,691,635
	Multiline Retail (0.9%)
1,160	Big Lots, Inc. (a)	42,247
1,973	Family Dollar Stores, Inc.	72,232
3,137	JC Penney Co., Inc.	100,917
3,784	Kohl’s Corp. (a)	207,287
4,680	Macy’s, Inc.	101,884
2,251	Nordstrom, Inc.	91,953
492	Sears Holdings Corp. (a)	53,348
9,429	Target Corp.	495,965
		1,165,833
	Office Electronics (0.1%)
15,762	Xerox Corp.	153,679

	Oil, Gas & Consumable Fuels (9.0%)
6,240	Anadarko Petroleum Corp.	454,459
4,201	Apache Corp.	426,401
1,459	Cabot Oil & Gas Corp.	53,691
8,243	Chesapeake Energy Corp.	194,865

25,281	Chevron Corp.	$1,917,058
18,564	ConocoPhillips	949,920
2,041	Consol Energy, Inc.	87,069
5,795	Denbury Resources, Inc. (a)	97,762
5,457	Devon Energy Corp.	351,595
9,902	El Paso Corp.	107,338
3,229	EOG Resources, Inc.	300,103
58,933	Exxon Mobil Corp.	3,947,332
3,534	Hess Corp.	221,052
9,211	Marathon Oil Corp.	291,436
1,202	Massey Energy Co.	62,853
2,218	Murphy Oil Corp.	124,629
2,074	Noble Energy, Inc.	151,402
10,142	Occidental Petroleum Corp.	857,405
3,183	Peabody Energy Corp.	145,463
1,662	Pioneer Natural Resources Co.	93,604
2,194	Range Resources Corp.	102,833
4,362	Southwestern Energy Co. (a)	177,621
8,629	Spectra Energy Corp.	194,411
1,650	Sunoco, Inc.	49,021
1,955	Tesoro Corp.	27,174
7,287	Valero Energy Corp.	143,554
6,918	Williams Cos., Inc. (The)	159,806
7,232	XTO Energy, Inc.	341,206
		12,031,063
	Paper & Forest Products (0.2%)
4,972	International Paper Co.	122,361
2,412	MeadWestvaco Corp.	61,627
2,375	Weyerhaeuser Co.	107,516
		291,504
	Personal Products (0.2%)
5,227	Avon Products, Inc.	177,039
1,636	Estee Lauder Cos., Inc. (The) (Class A)	106,127
		283,166
	Pharmaceuticals (6.0%)
19,200	Abbott Laboratories	1,011,456
4,045	Allergan, Inc.	264,219
21,207	Bristol-Myers Squibb Co.	566,227
12,645	Eli Lilly & Co.	458,002
3,643	Forest Laboratories, Inc. (a)	114,245
34,264	Johnson & Johnson	2,234,013
3,480	King Pharmaceuticals, Inc. (a)	40,925
38,671	Merck & Co., Inc.	1,444,362
4,303	Mylan, Inc. (a)	97,721
101,669	Pfizer, Inc.	1,743,623
1,477	Watson Pharmaceuticals, Inc. (a)	61,694
		8,036,487
	Professional Services (0.1%)
761	Dun & Bradstreet Corp.	56,634
1,784	Equifax, Inc.	63,867
2,191	Robert Half International, Inc.	66,672
		187,173
	Real Estate Investment Trusts (REITs) (1.2%)
1,642	Apartment Investment & Management Co. (Class A)	30,229
1,123	AvalonBay Communities, Inc.	96,971
1,706	Boston Properties, Inc.	128,701
3,196	Equity Residential	125,123
3,568	HCP, Inc.	117,744
1,403	Health Care REIT, Inc.	63,458

7,534	Host Hotels & Resorts, Inc.	$110,373
4,224	Kimco Realty Corp.	66,063
2,355	Plum Creek Timber Co., Inc.	91,633
5,063	ProLogis	66,832
1,770	Public Storage	162,822
3,695	Simon Property Group, Inc.	310,010
2,081	Ventas, Inc.	98,806
2,008	Vornado Realty Trust	152,006
		1,620,771
	Real Estate Management & Development (0.0%)
3,149	CB Richard Ellis Group, Inc. (Class A) (a)	49,912

	Road & Rail (0.8%)
5,026	CSX Corp.	255,823
4,716	Norfolk Southern Corp.	263,577
785	Ryder System, Inc.	30,427
6,287	Union Pacific Corp.	460,837
		1,010,664
	Semiconductors & Semiconductor Equipment (2.5%)
5,673	Advanced Micro Devices, Inc. (a)	52,589
3,192	Altera Corp.	77,597
4,167	Analog Devices, Inc.	120,093
17,167	Applied Materials, Inc.	231,411
5,407	Broadcom Corp. (Class A)	179,404
68,738	Intel Corp.	1,530,108
2,384	KLA-Tencor Corp.	73,713
3,131	Linear Technology Corp.	88,545
9,109	LSI Corp. (a)	55,747
3,169	MEMC Electronic Materials, Inc. (a)	48,581
2,568	Microchip Technology, Inc.	72,315
10,785	Micron Technology, Inc. (a)	112,056
2,755	National Semiconductor Corp.	39,810
1,379	Novellus Systems, Inc. (a)	34,475
7,584	Nvidia Corp. (a)	131,810
2,391	Teradyne, Inc. (a)	26,707
16,038	Texas Instruments, Inc.	392,450
3,868	Xilinx, Inc.	98,634
		3,366,045
	Software (4.0%)
6,806	Adobe Systems, Inc. (a)	240,728
3,195	Autodesk, Inc. (a)	93,997
1,969	BMC Software, Inc. (a)	74,822
4,468	CA, Inc.	104,864
2,030	Citrix Systems, Inc. (a)	96,364
3,481	Compuware Corp. (a)	29,240
4,531	Electronic Arts, Inc. (a)	84,549
3,656	Intuit, Inc. (a)	125,547
2,157	McAfee, Inc. (a)	86,560
95,119	Microsoft Corp.	2,784,133
4,875	Novell, Inc. (a)	29,201
48,577	Oracle Corp.	1,247,943
2,639	Red Hat, Inc. (a)	77,244
1,482	Salesforce.com, Inc. (a)	110,335
10,294	Symantec Corp. (a)	174,175
		5,359,702
	Specialty Retail (2.0%)
1,229	Abercrombie & Fitch Co. (Class A)	56,091
1,523	AutoNation, Inc. (a)	27,536
348	AutoZone, Inc. (a)	60,235
3,027	Bed Bath & Beyond, Inc. (a)	132,461

4,179	Best Buy Co., Inc.	$177,775
2,313	GameStop Corp. (Class A) (a)	50,678
5,415	Gap, Inc. (The)	125,141
20,948	Home Depot, Inc.	677,668
3,821	Limited Brands, Inc.	94,073
18,482	Lowe’s Cos., Inc.	448,004
1,853	O’Reilly Automotive, Inc. (a)	77,289
3,882	Office Depot, Inc. (a)	30,978
1,766	RadioShack Corp.	39,965
1,324	Ross Stores, Inc.	70,794
994	Sherwin-Williams Co. (The)	67,274
8,908	Staples, Inc.	208,358
1,738	Tiffany & Co.	82,538
5,237	TJX Cos., Inc.	222,677
1,267	Urban Outfitters, Inc. (a)	48,184
		2,697,719
	Textiles, Apparel & Luxury Goods (0.5%)
3,886	Coach, Inc.	153,575
4,706	NIKE, Inc. (Class B)	345,891
794	Polo Ralph Lauren Corp.	67,522
1,244	VF Corp.	99,706
		666,694
	Thrifts & Mortgage Finance (0.1%)
5,424	Hudson City Bancorp, Inc.	76,804
4,911	People’s United Financial, Inc.	76,808
		153,612
	Tobacco (1.5%)
26,207	Altria Group, Inc.	537,768
2,045	Lorillard, Inc.	153,866
23,660	Philip Morris International, Inc.	1,234,105
1,904	Reynolds American, Inc.	102,778
		2,028,517
	Trading Companies & Distributors (0.1%)
1,825	Fastenal Co.	87,582
672	WW Grainger, Inc.	72,656
		160,238
	Wireless Telecommunication Services (0.3%)
4,953	American Tower Corp. (Class A) (a)	211,047
2,582	MetroPCS Communications, Inc. (a)	18,281
40,341	Sprint Nextel Corp. (a)	153,296
		382,624
	Total Common Stocks (Cost $98,251,189)	132,233,027

NUMBER OF SHARES (000)
	Short-Term Investment (h) (0.6%)
	Investment Company
831	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $830,535)		830,535

	Total Investments (Cost $99,081,724) (i)(j)	99.9%	133,063,562
	Other Assets in Excess of Liabilities	0.1	87,884
	Net Assets	100.0%	$133,151,446

(a)	Non-income producing security.
(b)	For the three months ended March 31, 2010, there were no transactions in Morgan Stanley, common stock, an affiliate of the Investment Adviser, Administrator and Distributor.

(c)

For the three months ended March 31, 2010, the proceeds from sales of Citigroup Inc., common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $28,777, including net realized losses of $260,982.

(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(e)	A portion of this security has been physically segregated in connection with open futures contracts.
(f)	For the three months ended March 31, 2010, there were no transactions in Allstate Corp. (The), common stock, an affiliate of the Fund.
(g)	For the three months ended March 31, 2010, there were no transactions in MetLife Inc., common stock, an affiliate of the Fund.
(h)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(i)	Securities have been designated as collateral in connection with open futures contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
22	Long	S&P 500 E-MINI, June 2010	$1,281,720	$6,411

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Common Stocks
Aerospace & Defense	$3,834,511	$3,834,511	—	—
Air Freight & Logistics	1,359,720	1,359,720	—	—
Airlines	110,955	110,955	—	—
Auto Components	319,851	319,851	—	—
Automobiles	610,392	610,392	—	—
Beverages	3,340,362	3,340,362	—	—
Biotechnology	2,005,304	2,005,304	—	—
Building Products	78,873	78,873	—	—
Capital Markets	3,547,154	3,547,154	—	—
Chemicals	2,467,318	2,467,318	—	—
Commercial Banks	4,086,066	4,086,066	—	—
Commercial Services & Supplies	690,145	690,145	—	—
Communications Equipment	3,328,089	3,328,089	—	—
Computers & Peripherals	7,606,549	7,606,549	—	—
Construction & Engineering	225,050	225,050	—	—
Construction Materials	73,458	73,458	—	—
Consumer Finance	1,034,925	1,034,925	—	—
Containers & Packaging	289,153	289,153	—	—
Distributors	95,082	95,082	—	—
Diversified Consumer Services	232,856	232,856	—	—
Diversified Financial Services	6,109,432	6,109,432	—	—
Diversified Telecommunication Services	3,357,748	3,357,748	—	—
Electric Utilities	2,378,272	2,378,272	—	—
Electrical Equipment	741,813	741,813	—	—
Electronic Equipment, Instruments & Components	747,694	747,694	—	—
Energy Equipment & Services	2,403,099	2,403,099	—	—
Food & Staples Retailing	3,588,761	3,588,761	—	—
Food Products	2,374,468	2,374,468	—	—
Gas Utilities	269,389	269,389	—	—
Health Care Equipment & Supplies	2,591,439	2,591,439	—	—
Health Care Providers & Services	2,855,061	2,855,061	—	—
Hotels, Restaurants & Leisure	2,057,394	2,057,394	—	—
Household Durables	576,831	576,831	—	—
Household Products	3,243,309	3,243,309	—	—
Independent Power Producers & Energy Traders	239,800	239,800	—	—
Industrial Conglomerates	3,247,927	3,247,927	—	—
Information Technology Services	1,939,339	1,939,339	—	—
Insurance	5,106,959	5,106,959	—	—
Internet & Catalog Retail	786,582	786,582	—	—
Internet Software & Services	2,523,978	2,523,978	—	—
Leisure Equipment & Products	203,989	203,989	—	—
Life Sciences Tools & Services	566,446	566,446	—	—
Machinery	2,196,382	2,196,382	—	—
Media	3,985,619	3,985,619	—	—
Metals & Mining	1,468,445	1,468,445	—	—
Multi-Utilities	1,691,635	1,691,635	—	—
Multiline Retail	1,165,833	1,165,833	—	—
Office Electronics	153,679	153,679	—	—
Oil, Gas & Consumable Fuels	12,031,063	12,031,063	—	—
Paper & Forest Products	291,504	291,504	—	—
Personal Products	283,166	283,166	—	—
Pharmaceuticals	8,036,487	8,036,487	—	—
Professional Services	187,173	187,173	—	—
Real Estate Investment Trusts (REITs)	1,620,771	1,620,771	—	—
Real Estate Management & Development	49,912	49,912	—	—
Road & Rail	1,010,664	1,010,664	—	—
Semiconductors & Semiconductor Equipment	3,366,045	3,366,045	—	—
Software	5,359,702	5,359,702	—	—
Specialty Retail	2,697,719	2,697,719	—	—
Textiles, Apparel & Luxury Goods	666,694	666,694	—	—
Thrifts & Mortgage Finance	153,612	153,612	—	—
Tobacco	2,028,517	2,028,517	—	—
Trading Companies & Distributors	160,238	160,238	—	—
Wireless Telecommunication Services	382,624	382,624	—	—
Total Common Stocks	132,233,027	132,233,027	—	—
Short-Term Investment - Investment Company	830,535	830,535	—	—
Futures	6,411	6,411	—	—
Total	$133,069,973	$133,069,973	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.3%)
	Air Freight & Logistics (2.2%)
18,637	Expeditors International of Washington, Inc.	$688,078

	Capital Markets (3.7%)
14,356	Greenhill & Co., Inc.	1,178,484

	Chemicals (3.5%)
15,641	Monsanto Co.	1,117,080

	Computers & Peripherals (10.0%)
9,817	Apple, Inc. (a)	2,306,308
29,439	Teradata Corp. (a)	850,493
		3,156,801
	Distributors (3.8%)
244,000	Li & Fung Ltd. (Bermuda) (b)	1,200,477

	Diversified Financial Services (7.2%)
91,530	BM&F Bovespa SA (Brazil)	614,029
27,206	Leucadia National Corp. (a)	674,981
27,005	MSCI, Inc. (Class A) (a)	974,880
		2,263,890
	Health Care Technology (2.4%)
20,582	athenahealth, Inc. (a)	752,478

	Hotels, Restaurants & Leisure (7.0%)
30,611	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	1,199,951
13,373	Wynn Resorts Ltd.	1,014,075
		2,214,026
	Information Technology Services (6.4%)
4,962	Mastercard, Inc. (Class A)	1,260,348
40,732	Redecard SA (Brazil)	753,554
		2,013,902
	Internet & Catalog Retail (6.9%)
16,200	Amazon.com, Inc. (a)	2,198,826

	Internet Software & Services (18.1%)
2,670	Baidu, Inc. (ADR) (Cayman Islands) (a)	1,593,990
3,712	Google, Inc. (Class A) (a)	2,104,741
101,400	Tencent Holdings Ltd. (Cayman Islands) (b)	2,034,726
		5,733,457
	Life Sciences Tools & Services (5.2%)
21,927	Illumina, Inc. (a)	852,960
12,384	Techne Corp.	788,737
		1,641,697
	Oil, Gas & Consumable Fuels (5.9%)
15,454	Range Resources Corp.	724,329
24,208	Ultra Petroleum Corp. (Canada) (a)	1,128,819
		1,853,148
	Professional Services (5.0%)
17,882	CoStar Group, Inc. (a)	742,461
29,885	Verisk Analytics, Inc. (Class A) (a)	842,757
		1,585,218
	Real Estate Management & Development (3.8%)
47,382	Brookfield Asset Management, Inc. (Class A) (Canada)	1,204,450

	Semiconductors & Semiconductor Equipment (2.0%)
31,768	Tessera Technologies, Inc. (a)	644,255

	Software (3.2%)
13,518	Salesforce.com, Inc. (a)	1,006,415
	Total Common Stocks (Cost $24,100,463)	30,452,682

Convertible Preferred Stocks (0.6%)
Auto - Cars/Light Trucks
59,090	Better Place, LLC (Cost $177,270) (c)(d)	$177,270

NUMBER OF SHARES (000)
	Short-Term Investment (e) (3.8%)
	Investment Company
1,202	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,202,043)		1,202,043

	Total Investments (Cost $25,479,776) (f)	100.7%	31,831,995
	Liabilities in Excess of Other Assets	(0.7)	(222,280)
	Net Assets	100.0%	$31,609,715

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)

Securities with a total market value equal to $177,270 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Air Freight & Logistics	$688,078	$688,078	—	—
Capital Markets	1,178,484	1,178,484	—	—
Chemicals	1,117,080	1,117,080	—	—
Computers & Peripherals	3,156,801	3,156,801	—	—
Distributors	1,200,477	1,200,477	—	—
Diversified Financial Services	2,263,890	2,263,890	—	—
Health Care Technology	752,478	752,478	—	—
Hotels, Restaurants & Leisure	2,214,026	2,214,026	—	—
Information Technology Services	2,013,902	2,013,902	—	—
Internet & Catalog Retail	2,198,826	2,198,826	—	—
Internet Software & Services	5,733,457	5,733,457	—	—
Life Sciences Tools & Services	1,641,697	1,641,697	—	—
Oil, Gas & Consumable Fuels	1,853,148	1,853,148	—	—
Professional Services	1,585,218	1,585,218	—	—
Real Estate Management & Development	1,204,450	1,204,450	—	—
Semiconductors & Semiconductor Equipment	644,255	644,255	—	—
Software	1,006,415	1,006,415	—	—
Total Common Stocks	30,452,682	30,452,682	—	—
Convertible Preferred Stocks	177,270	—	—	$177,270
Short-Term Investment - Investment Company	1,202,043	1,202,043	—	—
Total	$31,831,995	$31,654,725	—	$177,270

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, securities with a total value of $4,602,786 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$—
Net purchases (sales)	177,270
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$177,270

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$—

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments • March 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE

	Common Stocks (63.1%)
	Aerospace & Defense (2.8%)
19,290	Boeing Co. (The)	$1,400,647
26,755	Northrop Grumman Corp.	1,754,325
41,255	Raytheon Co.	2,356,486
		5,511,458
	Airlines (1.3%)
117,820	Continental Airlines, Inc. (Class B) (a)	2,588,505

	Automobiles (0.7%)
41,110	Honda Motor Co. Ltd. (ADR) (Japan)	1,450,772

	Biotechnology (4.6%)
31,500	Alexion Pharmaceuticals, Inc. (a)	1,712,655
23,010	Amgen, Inc. (a)	1,375,077
42,680	Biogen Idec, Inc. (a)	2,448,125
14,930	Celgene Corp. (a)	925,063
28,460	Gilead Sciences, Inc. (a)	1,294,361
30,620	Vertex Pharmaceuticals, Inc. (a)	1,251,439
		9,006,720
	Capital Markets (2.1%)
45,650	Charles Schwab Corp. (The)	853,198
7,065	Goldman Sachs Group, Inc. (The)	1,205,501
56,090	Lazard Ltd. (Class A) (Bermuda)	2,002,413
		4,061,112
	Chemicals (1.3%)
67,770	EI Du Pont de Nemours & Co.	2,523,755

	Commercial Banks (0.9%)
55,925	Wells Fargo & Co.	1,740,386

	Commercial Services & Supplies (1.3%)
77,490	Waste Management, Inc.	2,667,981

	Communications Equipment (0.9%)
70,100	Cisco Systems, Inc. (a)	1,824,703

	Computers & Peripherals (2.8%)
8,795	Apple, Inc. (a)	2,066,209
104,645	EMC Corp. (a)	1,887,796
12,623	International Business Machines Corp.	1,618,900
		5,572,905
	Construction & Engineering (0.9%)
79,420	Chicago Bridge & Iron Co. N.V. (NY Registered Shares) (Netherlands) (a)	1,847,309

	Consumer Finance (0.9%)
40,950	American Express Co.	1,689,597

	Diversified Financial Services (2.7%)
69,525	Bank of America Corp.	1,241,021
602,800	Citigroup, Inc. (a)(b)	2,441,340
34,920	JPMorgan Chase & Co.	1,562,670
		5,245,031
	Diversified Telecommunication Services (1.5%)
49,025	AT&T, Inc.	1,266,806
52,400	Verizon Communications, Inc.	1,625,448
		2,892,254
	Electric Utilities (1.0%)
56,200	American Electric Power Co., Inc.	1,920,916

	Electrical Equipment (1.1%)
41,770	Emerson Electric Co.	2,102,702

	Electronic Equipment, Instruments & Components (0.9%)
84,060	Corning, Inc.	1,698,853

	Energy Equipment & Services (1.9%)
12,750	Diamond Offshore Drilling, Inc.	$1,132,328
47,920	Halliburton Co.	1,443,830
74,725	Weatherford International Ltd. (Switzerland) (a)	1,185,138
		3,761,296
	Food & Staples Retailing (0.6%)
18,685	Costco Wholesale Corp.	1,115,681

	Food Products (1.0%)
21,090	Kellogg Co.	1,126,839
28,570	Kraft Foods, Inc. (Class A)	863,957
		1,990,796
	Health Care Equipment & Supplies (1.1%)
11,290	C.R. Bard, Inc.	977,940
22,660	Covidien PLC (Ireland)	1,139,345
		2,117,285
	Hotels, Restaurants & Leisure (1.2%)
28,440	Carnival Corp. (Units) (Panama) (a)(c)	1,105,747
20,460	McDonald’s Corp.	1,365,091
		2,470,838
	Household Durables (1.8%)
48,570	DR Horton, Inc.	611,982
53,060	Gafisa SA (ADR) (Brazil)	729,044
45,400	Lennar Corp. (Class A)	781,334
22,355	Sony Corp. (ADR) (Japan)	856,644
141,750	Standard Pacific Corp. (a)	640,710
		3,619,714
	Household Products (0.4%)
8,910	Colgate-Palmolive Co.	759,667

	Industrial Conglomerates (0.7%)
80,150	General Electric Co.	1,458,730

	Information Technology Services (0.6%)
13,695	Visa, Inc. (Class A)	1,246,656

	Insurance (1.6%)
23,770	Chubb Corp.	1,232,474
106,250	XL Capital Ltd. (Class A) (Cayman Islands)	2,008,125
		3,240,599
	Internet Software & Services (1.1%)
21,350	eBay, Inc. (a)	575,383
2,745	Google, Inc. (Class A) (a)	1,556,442
		2,131,825
	Life Sciences Tools & Services (0.7%)
25,560	Thermo Fisher Scientific, Inc. (a)	1,314,806

	Machinery (1.7%)
24,810	Parker Hannifin Corp.	1,606,200
84,670	Trinity Industries, Inc.	1,690,013
		3,296,213
	Metals & Mining (1.5%)
45,575	AK Steel Holding Corp.	1,041,844
25,775	Kinross Gold Corp. (Canada)	440,495
23,255	United States Steel Corp.	1,477,158
		2,959,497
	Multiline Retail (0.5%)
19,240	Kohl’s Corp. (a)	1,053,967

	Oil, Gas & Consumable Fuels (1.9%)
17,020	Exxon Mobil Corp.	1,140,000

40,435	Hess Corp.	$2,529,209
		3,669,209
	Pharmaceuticals (2.7%)
26,280	Johnson & Johnson	1,713,456
53,685	Merck & Co., Inc.	2,005,135
92,360	Pfizer, Inc.	1,583,974
		5,302,565
	Real Estate Investment Trusts (REITs) (0.7%)
38,040	Plum Creek Timber Co., Inc.	1,480,136

	Real Estate Management & Development (1.6%)
136,220	CB Richard Ellis Group, Inc. (Class A) (a)	2,159,087
50,680	E-House China Holdings Ltd. (ADR) (Cayman Islands) (a)	964,440
		3,123,527
	Semiconductors & Semiconductor Equipment (3.0%)
73,700	Applied Materials, Inc.	993,476
94,105	Intel Corp.	2,094,777
30,000	KLA-Tencor Corp.	927,600
181,117	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	1,899,918
		5,915,771
	Software (5.4%)
179,585	Activision Blizzard, Inc. (a)	2,165,795
88,050	Microsoft Corp.	2,577,224
131,745	Oracle Corp.	3,384,529
55,650	Sybase, Inc. (a)	2,594,403
		10,721,951
	Specialty Retail (1.2%)
51,120	Staples, Inc.	1,195,697
25,670	TJX Cos., Inc.	1,091,488
		2,287,185
	Tobacco (1.5%)
53,010	Altria Group, Inc.	1,087,765
35,245	Philip Morris International, Inc.	1,838,379
		2,926,144
	Water Utilities (1.0%)
87,945	American Water Works Co., Inc.	1,913,683
	Total Common Stocks (Cost $96,835,784)	124,222,700

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (7.9%)
	Advertising Services (0.1%)
$100	WPP Finance (United Kingdom)	8.00%	09/15/14	115,008

	Aerospace/Defense (0.1%)
81	Systems 2001 Asset Trust (144A) (Cayman Islands) (d)	6.664	09/15/13	85,542

	Agricultural Chemicals (0.1%)
85	Mosaic Co. (The) (144A) (d)	7.625	12/01/16	93,276
65	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	63,988
				157,264
	Agricultural Operations (0.0%)
35	Bunge Ltd. Finance Corp.	8.50	06/15/19	40,755

	Airlines (0.1%)
145	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	127,882

	Auto - Cars/Light Trucks (0.0%)
$60	Daimler Finance North America LLC	7.30%	01/15/12	$65,361

	Beverages - Wine/Spirits (0.0%)
25	Constellation Brands, Inc.	7.25	09/01/16	25,813

	Biotechnology (0.0%)
60	Biogen Idec, Inc.	6.875	03/01/18	65,858

	Brewery (0.1%)
25	Anheuser-Busch InBev Worldwide, Inc. (144A) (d)	5.375	11/15/14	27,105
50	Anheuser-Busch InBev Worldwide, Inc. (144A) (d)	7.20	01/15/14	57,330
95	FBG Finance Ltd. (144A) (Australia) (d)	5.125	06/15/15	100,256
				184,691
	Building Product - Cement/Aggregation (0.1%)
75	CRH America, Inc.	6.00	09/30/16	80,694
30	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (d)	6.00	12/30/19	31,212
				111,906
	Building Societies (0.1%)
170	Nationwide Building Society (144A) (United Kingdom) (d)	6.25	02/25/20	173,655

	Cable/Satellite TV (0.1%)
50	COX Communications, Inc. (144A) (d)	8.375	03/01/39	62,730
45	CSC Holdings LLC	7.625	07/15/18	47,250
30	DIRECTV Holdings LLC / Financing Co., Inc. (144A) (d)	5.875	10/01/19	31,277
30	DIRECTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	33,642
				174,899
	Capital Markets (0.2%)
245	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	259,639
80	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	80,148
				339,787
	Commercial Banks (0.2%)
50	BB&T Corp. (MTN)	6.85	04/30/19	56,943
105	PNC Funding Corp.	5.125	02/08/20	105,974
270	Wells Fargo & Co.	5.625	12/11/17	286,881
				449,798
	Commercial Bank - Eastern U.S. (0.0%)
60	PNC Funding Corp.	6.70	06/10/19	67,162

	Commercial Banks - Non-U.S. (0.5%)
175	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	193,936
110	Commonwealth Bank of Australia (144A) (Australia) (d)	5.00	10/15/19	110,761
25	Credit Suisse (Switzerland)	6.00	02/15/18	26,511
40	Credit Suisse AG (Switzerland)	5.40	01/14/20	40,389
130	HBOS PLC (144A) (United Kingdom)(d)	6.75	05/21/18	119,625
115	National Australia Bank Ltd. (144A) (Australia) (d)	3.75	03/02/15	115,586
160	Rabobank Nederland NV (144A) (Netherlands) (d)	4.75	01/15/20	160,138
100	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875	03/16/15	100,084
100	Svenska Handelsbanken AB (144A) (Sweden) (d)	5.125	03/30/20	100,208
75	Westpac Banking Corp. (Australia)	4.20	02/27/15	77,288
				1,044,526
	Commercial Banks - Southern U.S. (0.0%)
60	Regions Financial Corp.	7.75	11/10/14	63,189

	Commercial Services & Supplies (0.0%)
80	Waste Management, Inc.	6.125	11/30/39	79,665

	Computers & Peripherals (0.1%)
$100	International Business Machines Corp.	7.625%	10/15/18	$123,319

	Consumer Finance (0.1%)
70	American Express Co.	8.125	05/20/19	84,926

	Diversified Financial Services (0.7%)
135	Bank of America Corp. (Series L)	5.65	05/01/18	136,795
145	Bank of America Corp.	5.75	12/01/17	148,894
110	Citigroup, Inc. (b)	5.875	05/29/37	99,404
185	Citigroup, Inc. (b)	6.125	11/21/17	190,592
70	Citigroup, Inc. (b)	6.125	05/15/18	71,639
70	Citigroup, Inc. (b)	8.50	05/22/19	81,837
60	General Electric Capital Corp.	5.50	01/08/20	61,331
215	General Electric Capital Corp.	5.625	05/01/18	225,041
225	General Electric Capital Corp. (Series G)	6.00	08/07/19	238,177
30	JPMorgan Chase & Co.	6.00	01/15/18	32,622
65	UBS AG/Stamford Branch (Switzerland)	5.875	12/20/17	67,422
				1,353,754
	Diversified Manufactured Operation (0.2%)
20	Bombardier, Inc. (144A) (Canada)(d)	7.50	03/15/18	20,950
40	Bombardier, Inc. (144A) (Canada)(d)	7.75	03/15/20	42,000
90	Cooper US, Inc.	5.25	11/15/12	97,678
200	Tyco Electronics Group SA (Luxembourg)	5.95	01/15/14	215,743
				376,371
	Diversified Minerals (0.2%)
100	Anglo American Capital PLC (144A) (United Kingdom) (d)	9.375	04/08/19	127,577
95	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	122,126
60	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	62,258
25	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	26,029
				337,990
	Diversified Telecommunication Services (0.2%)
95	AT&T, Inc.	6.15	09/15/34	94,142
155	AT&T, Inc.	6.30	01/15/38	157,810
15	Verizon Communications, Inc.	5.85	09/15/35	14,647
80	Verizon Communications, Inc.	6.35	04/01/19	88,730
65	Verizon Communications, Inc.	8.95	03/01/39	88,420
				443,749
	Electric - Integrated (0.4%)
120	CMS Energy Corp.	6.25	02/01/20	119,177
125	Enel Finance International SA (144A) (Luxembourg) (d)	5.125	10/07/19	123,769
150	Exelon Generation Co. LLC	5.20	10/01/19	151,813
100	NiSource Finance Corp.	6.125	03/01/22	104,555
75	NiSource Finance Corp.	6.80	01/15/19	81,670
75	Ohio Power Co. (Series 1)	5.375	10/01/21	76,723
55	PPL Energy Supply LLC	6.30	07/15/13	60,341
35	PPL Energy Supply LLC	6.50	05/01/18	37,353
80	Progress Energy, Inc.	7.05	03/15/19	90,424
				845,825
	Electric Utilities (0.1%)
140	FirstEnergy Solutions Corp.	6.05	08/15/21	140,466

	Electronic Equipment, Instruments & Components (0.1%)
50	Agilent Technologies, Inc.	5.50	09/14/15	53,661
30	Corning, Inc.	6.625	05/15/19	33,333
				86,994
	Electronic Forms (0.0%)
60	Adobe Systems, Inc.	4.75	02/01/20	59,049

	Enterprise Software/Service (0.0%)
$15	CA, Inc.	5.375%	12/01/19	$15,190

	Finance - Auto Loans (0.0%)
35	Nissan Motor Acceptance Corp. (144A) (d)	4.50	01/30/15	35,126

	Finance - Consumer Loans (0.0%)
75	HSBC Finance Corp.	6.375	10/15/11	79,828

	Finance - Credit Card (0.1%)
110	American Express Credit Corp. (Series C)	7.30	08/20/13	123,559

	Finance - Investment Banker/Broker (0.4%)
60	Bear Stearns Cos. LLC (The)	6.40	10/02/17	66,382
200	Bear Stearns Cos. LLC (The)	7.25	02/01/18	231,491
45	Credit Suisse USA, Inc.	5.125	08/15/15	48,248
125	Macquarie Group Ltd. (144A) (Australia) (d)	6.00	01/14/20	124,913
225	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	242,852
105	TD Ameritrade Holding Corp.	5.60	12/01/19	106,275
				820,161
	Finance - Other Services (0.0%)
80	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	79,706

	Food - Miscellaneous/Diversified (0.1%)
30	ConAgra Foods, Inc.	7.00	10/01/28	32,810
55	ConAgra Foods, Inc.	8.25	09/15/30	67,631
				100,441
	Food - Retail (0.0%)
15	Delhaize America, Inc.	9.00	04/15/31	19,132
50	Delhaize Group SA (Belgium)	5.875	02/01/14	54,720
				73,852
	Food Products (0.1%)
20	Kraft Foods, Inc.	5.375	02/10/20	20,366
180	Kraft Foods, Inc.	7.00	08/11/37	198,197
				218,563
	Health Care Providers & Services (0.1%)
80	UnitedHealth Group, Inc.	6.00	02/15/18	85,550

	Independent Power Producer (0.0%)
45	NRG Energy, Inc.	8.50	06/15/19	45,788

	Industrial Conglomerates (0.0%)
80	General Electric Co.	5.25	12/06/17	84,040

	Insurance (0.0%)
50	Principal Financial Group, Inc.	8.875	05/15/19	60,141

	Investment Management/Advisor Services (0.0%)
30	Ameriprise Financial, Inc.	5.30	03/15/20	30,408

	Life/Health Insurance (0.1%)
75	Pacific LifeCorp (144A) (d)	6.00	02/10/20	73,340
85	Prudential Financial, Inc. (MTN)	4.75	09/17/15	87,592
40	Prudential Financial, Inc. (MTN)	6.625	12/01/37	42,094
20	Prudential Financial, Inc. (Series D)	7.375	06/15/19	22,975
				226,001
	Media (0.3%)
35	Comcast Corp.	5.15	03/01/20	35,382
115	Comcast Corp.	5.70	05/15/18	122,132
15	Comcast Corp.	6.45	03/15/37	15,325
30	Comcast Corp.	6.50	01/15/15	33,804
20	Time Warner Cable, Inc.	6.75	07/01/18	22,383
25	Time Warner Cable, Inc.	6.75	06/15/39	26,311
25	Time Warner Cable, Inc.	8.25	04/01/19	30,302
65	Time Warner Cable, Inc.	8.75	02/14/19	80,742
40	Time Warner, Inc.	5.875	11/15/16	43,762

$60	Time Warner, Inc.	7.70%	05/01/32	$69,447
80	Viacom, Inc.	6.875	04/30/36	85,079
				564,669
	Medical - Biomedical/Genetics (0.0%)
60	Life Technologies Corp.	6.00	03/01/20	61,547

	Medical - HMO (0.0%)
15	WellPoint, Inc.	7.00	02/15/19	17,038

	Medical Instruments (0.1%)
125	Boston Scientific Corp.	6.00	01/15/20	118,300

	Metals & Mining (0.0%)
30	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	33,419
20	Newmont Mining Corp.	5.125	10/01/19	20,157
				53,576
	Mortgage Banks (0.1%)
100	Abbey National Treasury Services PLC (144A) (United Kingdom) (d)	3.875	11/10/14	99,539

	Multi - line Insurance (0.1%)
75	Aegon N.V. (Netherlands)	4.625	12/01/15	75,758
50	Allstate Corp. (The) (e)	7.45	05/16/19	58,773
10	MetLife, Inc. (f)	7.717	02/15/19	11,696
				146,227
	Multimedia (0.1%)
100	News America, Inc.	7.85	03/01/39	119,054
45	Vivendi SA (144A) (France) (d)	6.625	04/04/18	48,820
				167,874
	Non-Hazardous Waste Disposal (0.0%)
60	Republic Services, Inc. (144A) (d)	5.50	09/15/19	61,562

	Office Automation & Equipment (0.0%)
15	Xerox Corp.	5.625	12/15/19	15,447
45	Xerox Corp.	6.35	05/15/18	48,825
				64,272
	Oil Companies - Exploration & Production (0.1%)
100	Gaz Capital SA (144A) (Luxembourg) (d)	6.51	03/07/22	99,880
30	Pioneer Natural Resources Co.	6.65	03/15/17	30,143
95	Questar Market Resources, Inc.	6.80	04/01/18	104,146
				234,169
	Oil Company - Integrated (0.0%)
80	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	82,359

	Oil, Gas & Consumable Fuels (0.0%)
75	Hess Corp.	6.00	01/15/40	74,317

	Oil - Field Services (0.1%)
150	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	190,106

	Paper & Related Products (0.1%)
10	International Paper Co.	7.30	11/15/39	10,720
75	International Paper Co.	7.50	08/15/21	85,391
				96,111
	Pharmacy Services (0.1%)
110	Medco Health Solutions, Inc.	7.125	03/15/18	125,606

	Pipelines (0.4%)
55	CenterPoint Energy Resources Corp.	6.25	02/01/37	53,654
25	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	28,646
20	Colorado Interstate Gas Co.	6.80	11/15/15	22,430
50	El Paso Corp. (MTN)	8.25	02/15/16	53,625
75	Energy Transfer Partners LP	8.50	04/15/14	87,325

$35	Enterprise Products Operating LLC	5.25%	01/31/20	$35,385
90	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	99,624
50	Kinder Morgan Energy Partners LP	5.95	02/15/18	53,712
135	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	132,975
60	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	61,838
60	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	73,318
50	Spectra Energy Capital LLC	7.50	09/15/38	56,873
55	Texas Eastern Transmission LP	7.00	07/15/32	61,740
				821,145
	Property Trust (0.0%)
75	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (d)	6.75	09/02/19	80,172

	Real Estate Operation/Development (0.0%)
50	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	48,847

	Reinsurance (0.1%)
60	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	64,574
60	Reinsurance Group of America, Inc.	6.45	11/15/19	62,808
				127,382
	REITS - Apartments (0.0%)
60	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	63,897

	REITS - Diversified (0.1%)
65	Duke Realty LP	6.75	03/15/20	66,276
60	Vornado Realty LP	4.25	04/01/15	59,611
				125,887
	REITS - Health Care (0.0%)
60	Health Care, Inc. (g)	6.125	04/15/20	60,298

	REITS - Office Property (0.0%)
75	Boston Properties LP	5.875	10/15/19	78,000

	REITS - Regional Malls (0.1%)
25	Simon Property Group LP	5.65	02/01/20	24,437
100	Simon Property Group LP	6.75	05/15/14	109,505
				133,942
	Retail - Drug Store (0.1%)
152	CVS Pass-Through Trust	6.036	12/10/28	150,785

	Retail - Mail Order (0.0%)
15	QVC, Inc. (144A) (d)	7.125	04/15/17	15,169

	Retail - Regional Department Store (0.1%)
95	JC Penney Corp., Inc.	6.375	10/15/36	88,944

	Retail - Restaurants (0.1%)
60	Yum! Brands, Inc.	5.30	09/15/19	61,544
30	Yum! Brands, Inc.	6.25	03/15/18	32,942
5	Yum! Brands, Inc.	6.875	11/15/37	5,446
				99,932
	Satellite Telecommunication (0.0%)
50	Intelsat Subsidiary Holding Co. Ltd. (Bermuda)	8.50	01/15/13	51,000

	Schools (0.0%)
65	Duke University	5.15	04/01/19	69,058

	Semiconductor Equipment (0.0%)
45	KLA-Tencor Corp.	6.90	05/01/18	48,891

	Special Purpose Entity (0.3%)
190	AIG SunAmerica Global Financing (144A) (d)	6.30	05/10/11	195,731
140	Farmers Exchange Capital (144A) (d)	7.05	07/15/28	129,246
65	Harley-Davidson Funding Corp. (144A) (d)	6.80	06/15/18	65,000
40	New Communications Holdings, Inc. (144A) (d)(g)	8.50	04/15/20	40,500

$130	Xlliac Global Funding (144A) (d)	4.80%	08/10/10	$131,307
				561,784
	Specialty Retail (0.1%)
90	Home Depot, Inc.	5.875	12/16/36	87,627

	Steel - Producers (0.1%)
155	ArcelorMittal (Luxembourg)	9.85	06/01/19	197,320

	Super - Regional Banks - U.S. (0.1%)
155	Capital One Financial Corp.	6.75	09/15/17	171,530
95	KeyCorp (MTN)	6.50	05/14/13	101,523
				273,053
	Telecommunication Services (0.1%)
50	Qwest Corp.	6.50	06/01/17	52,313
40	Qwest Corp.	6.875	09/15/33	38,800
100	Sable International Finance Ltd. (144A) (Cayman Islands) (d)	7.75	02/15/17	104,500
				195,613
	Telephone - Integrated (0.2%)
25	CenturyTel, Inc. (Series Q)	6.15	09/15/19	24,809
45	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	57,785
60	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	64,991
90	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	97,330
125	Telefonica Europe BV (Netherlands)	8.25	09/15/30	153,757
				398,672
	Television (0.1%)
75	CBS Corp.	8.875	05/15/19	90,748

	Tobacco (0.1%)
60	Altria Group, Inc.	9.25	08/06/19	73,027
50	BAT International Finance PLC (144A) (United Kingdom) (d)	9.50	11/15/18	64,853
75	Philip Morris International, Inc.	5.65	05/16/18	80,882
				218,762
	Transport - Rail (0.0%)
25	CSX Corp.	6.15	05/01/37	25,280
40	Union Pacific Corp.	6.125	02/15/20	43,417
				68,697
	Total Corporate Bonds (Cost $14,907,164)			15,616,455

	Foreign Government Obligations (0.2%)
230	Brazilian Government International Bond (Brazil)	6.00	01/17/17	251,045
25	Peruvian Government International Bond (Peru)	7.125	03/30/19	29,088
105	Republic of Italy (Italy)	6.875	09/27/23	120,693
	Total Foreign Government Obligations (Cost $377,644)			400,826

	U.S. Government Agencies & Obligations (11.3%)
	Commercial Banks - Central U.S. - FDIC Guaranteed (0.1%)
200	KeyBank NA	3.20	06/15/12	207,816

	Diversified Financial Services - FDIC Guaranteed (1.5%)
1,200	Citigroup Funding, Inc. (h)	2.25	12/10/12	1,220,267
300	General Electric Capital Corp.	2.20	06/08/12	305,730
1,200	General Electric Capital Corp. (Series G)	2.625	12/28/12	1,233,101
200	GMAC, Inc.	2.20	12/19/12	203,106
				2,962,204
	Finance - Consumer Loans - FDIC Guaranteed (0.5%)
1,000	John Deere Capital Corp.	2.875	06/19/12	1,035,242

	U.S. Government Agencies (1.1%)
	Federal Home Loan Mortgage Corp.

$150		3.75%	03/27/19	$146,606
400		4.875	06/13/18	428,764
250		6.75	03/15/31	304,388
	Federal National Mortgage Assoc.
500		2.875	12/11/13	513,115
700		4.375	10/15/15	747,810
				2,140,683
	U.S. Government Obligations (8.1%)
	U.S. Treasury Bonds
1,715		3.50	02/15/39	1,388,347
350		4.25	05/15/39	324,406
200		4.375	11/15/39	189,188
1,113		6.00	02/15/26	1,312,993
	U.S. Treasury Notes
2,500		1.375	09/15/12	2,506,252
325		1.75	01/31/14	321,420
1,700		1.75	03/31/14	1,675,032
200		2.25	01/31/15	197,891
5,950		2.375	10/31/14	5,943,961
300		2.625	12/31/14	302,250
1,000		2.75	02/15/19	928,516
450		3.625	08/15/19	444,657
480		3.75	11/15/18	483,788
				16,018,701
	Total U.S. Government Agencies & Obligations (Cost $22,814,740)			22,364,646

	Asset-Backed Securities (0.2%)
	Auto Floor Plan Other (0.1%)
100	GE Dealer Floorplan Master Note Trust 2009-2A A (144A) (d)	1.79(i)	10/20/14	100,068

	Automobile Sequential (0.0%)
34	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	34,472
43	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41	06/15/12	43,760
				78,232
	Automotive (0.1%)
175	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (d)	1.93(i)	02/15/17	176,469
	Total Asset-Backed Securities (Cost $352,768)			354,769

	U.S. Government Agencies - Mortgage-Backed Securities (0.0%)
	Federal Home Loan Mortgage Corp. (ARM) (0.0%)
2		6.50	05/01/29–12/01/31	2,853

	Federal National Mortgage Assoc. (0.0%)
2		6.50	11/01/29	2,507

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $5,040)			5,360

	Municipal Bonds (0.2%)
	General Obligation (0.1%)
75	Chicago Transit Authority Ser B (g)	6.20	12/01/40	75,013
70	City of New York Ser G-1	5.968	03/01/36	69,721
25	State of California	6.65	03/01/22	26,077
45	State of California Various Purpose General Obligation Bonds	5.95	04/01/16	46,869
				217,680
	Power Conversion/Supply Equipment (0.1%)
95	Municipal Electric Authority of Georgia Plant Vogtle	6.655	04/01/57	94,959

$50	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Ser 2010 J	6.637%	04/01/57	$49,857
				144,816
	Transportation (0.0%)
85	Illinois State Toll Highway Authority (The) 2009 (Series A)	6.184	01/01/34	86,416
	Total Municipal Bonds (Cost $446,832)			448,912

	Short-Term Investments (17.1%)
	U.S. Government Obligation (j)(k) (0.2%)
450	U.S. Treasury Bills (Cost $449,934)	0.152	05/06/10	449,934

NUMBER OF SHARES (000)
	Investment Company (l) (16.9%)
33,272	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $33,271,660)		33,271,660

	Total Short-Term Investments (Cost $33,721,594)		33,721,594

	Total Investments (Cost $169,461,566) (m)(n)	100.0%	197,135,262
	Liabilities in Excess of Other Assets	0.0	(52,117)
	Net Assets	100.0%	$197,083,145

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of March 31, 2010.
FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
(a)	Non-income producing security.
(b)

For the three months ended March 31, 2010, the cost of purchases and the proceeds from sales of Citigroup, Inc., common stock and corporate bond, an affiliate of the Investment Adviser, Administrator, and Distributor, was $1,501,056, and $58,951, respectively, including net realized gains of $3,884.

(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)	Resale is restricted to qualified institutional investors.
(e)	For the three months ended March 31, 2010, there were no transactions in Allstate Corp. (The), corporate bond, an affiliate of the Fund.
(f)	For the three months ended March 31, 2010, the proceeds from sales of MetLife, Inc., corporate bond, an affiliate of the Fund, was $168,463, including net realized gains of $13,075.
(g)	Security purchased on a when-issued basis.
(h)

For the three months ended March 31, 2010 there were no transactions in Citigroup Funding, Inc. U.S. Government Agencies & Obligations, an affiliate of the Investment Adviser, Administrator, and Distributor.

(i)	Floating rate security. Rate shown is the rate in effect at March 31, 2010.
(j)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(k)	A portion of this security has been physically segregated in connection with open future and swap contracts.
(l)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(m)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis, open future and swap contracts.
(n)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:
AMBAC	AMBAC Assurance Corporation.

Futures Contracts Open at March 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
79	Long	U.S. Treasury Notes 5 Year, June 2010	$9,072,656	$(44,006)
6	Short	U.S. Treasury Bonds 30 Year, June 2010	(696,750)	4,117
11	Short	U.S. Treasury Notes 10 Year, June 2010	(1,278,750)	4,971
21	Short	U.S. Treasury Notes 2 Year, June 2010	(4,556,015)	3,589
Net Unrealized Depreciation				$(31,329)

Credit Default Swap Contracts Open at March 31, 2010:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Bank of America, N.A. Tyco Electronics Ltd.	Buy	$165	5.00%	June 20, 2014	$(22,115)	$(6,932)	$(29,047)	BBB-

+Credit Rating as issued by Standard and Poors.

Interest Rate Swap Contracts Open at March 31, 2010

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Credit Suisse Group	3 Month LIBOR	Receive	2.625	03/11/15	$4,290	$13,985
Credit Suisse Group***	3 Month LIBOR	Pay	5.086	12/23/19	2,560	(3,917)
Credit Suisse Group	3 Month LIBOR	Receive	4.386	12/23/39	614	12,268
Deutsche Bank AG	3 Month LIBOR	Receive	2.898	01/11/15	1,890	(22,453)
Deutsche Bank AG	3 Month LIBOR	Receive	2.654	03/26/15	2,160	5,767
Deutsche Bank AG***	3 Month LIBOR	Pay	4.40	10/01/16	7,840	(40,533)
Deutsche Bank AG***	3 Month LIBOR	Receive	4.41	10/03/18	4,218	49,983
UBS AG	3 Month LIBOR	Receive	2.841	01/08/15	200	(1,900)
Net Unrealized Appreciation						$13,200

Zero Coupon Swap Contracts Open at March 31, 2010

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized (Depreciation)
Barclays Bank^^	$710	3 Month LIBOR	Pay	11/15/19	(29,334)
Barclays Bank^	710	3 Month LIBOR	Receive	11/15/19	(45,263)
JPMorgan Chase Bank N.A. New York^	735	3 Month LIBOR	Receive	11/15/19	(40,962)
JPMorgan Chase Bank N.A. New York^	1,330	3 Month LIBOR	Receive	11/15/21	(65,609)
Total Unrealized Depreciation					$(181,168)

LIBOR — London Interbank Offered Rate

^Fund will make payments of $275,331, $279,388 and $589,387 respectively on termination date.

^^Fund will receive payment of $194,966 on termination date.

*** Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

Notes to Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$5,511,458	$5,511,458	—	—
Airlines	2,588,505	2,588,505	—	—
Automobiles	1,450,772	1,450,772	—	—
Biotechnology	9,006,720	9,006,720	—	—
Capital Markets	4,061,112	4,061,112	—	—
Chemicals	2,523,755	2,523,755	—	—
Commercial Banks	1,740,386	1,740,386	—	—
Commercial Services & Supplies	2,667,981	2,667,981	—	—
Communications Equipment	1,824,703	1,824,703	—	—
Computers & Peripherals	5,572,905	5,572,905	—	—
Construction & Engineering	1,847,309	1,847,309	—	—
Consumer Finance	1,689,597	1,689,597	—	—
Diversified Financial Services	5,245,031	5,245,031	—	—
Diversified Telecommunication Services	2,892,254	2,892,254	—	—
Electric Utilities	1,920,916	1,920,916	—	—
Electrical Equipment	2,102,702	2,102,702	—	—
Electronic Equipment, Instruments & Components	1,698,853	1,698,853	—	—
Energy Equipment & Services	3,761,296	3,761,296	—	—
Food & Staples Retailing	1,115,681	1,115,681	—	—
Food Products	1,990,796	1,990,796	—	—
Health Care Equipment & Supplies	2,117,285	2,117,285	—	—
Hotels, Restaurants & Leisure	2,470,838	2,470,838	—	—
Household Durables	3,619,714	3,619,714	—	—
Household Products	759,667	759,667	—	—
Industrial Conglomerates	1,458,730	1,458,730	—	—
Information Technology Services	1,246,656	1,246,656	—	—
Insurance	3,240,599	3,240,599	—	—
Internet Software & Services	2,131,825	2,131,825	—	—
Life Sciences Tools & Services	1,314,806	1,314,806	—	—
Machinery	3,296,213	3,296,213	—	—
Metals & Mining	2,959,497	2,959,497	—	—
Multiline Retail	1,053,967	1,053,967	—	—
Oil, Gas & Consumable Fuels	3,669,209	3,669,209	—	—
Pharmaceuticals	5,302,565	5,302,565	—	—
Real Estate Investment Trusts (REITs)	1,480,136	1,480,136	—	—
Real Estate Management & Development	3,123,527	3,123,527	—	—
Semiconductors & Semiconductor Equipment	5,915,771	5,915,771	—	—
Software	10,721,951	10,721,951	—	—
Specialty Retail	2,287,185	2,287,185	—	—
Tobacco	2,926,144	2,926,144	—	—
Water Utilities	1,913,683	1,913,683	—	—
Total Common Stocks	124,222,700	124,222,700	—	—
Corporate Bonds	15,616,455	—	$15,616,455	—
Foreign Government Obligations	400,826	—	400,826	—
U.S. Government Agencies & Obligations	22,364,646	—	22,364,646	—
Asset-Backed Securities	354,769	—	354,769	—
U.S. Government Agencies - Mortgage-Backed Securities	5,360	—	5,360	—
Municipal Bonds	448,912	—	448,912	—
Short-Term Investments
U.S. Government Obligation	449,934	—	449,934	—
Investment Company	33,271,660	33,271,660	—	—
Total Short-Term Investments	33,721,594	33,271,660	449,934	—
Futures	12,677	12,677	—	—
Interest Rate Swaps	82,003	—	82,003	—
Total	$197,229,942	$157,507,037	$39,722,905	—

Liabilities:
Futures	$(44,006)	$(44,006)	—	—
Credit Default Swaps	(22,115)	—	$(22,115)	—
Zero Coupon Swaps	(181,168)	—	(181,168)
Interest Rate Swaps	(68,803)	—	(68,803)	—
Total	$(316,092)	$(44,006)	$(272,086)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010